UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.0%
Diversified Financial Services - 4.0%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,026,025
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,958,934
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/2016	2,500,000	2,510,943
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	755,000	758,005
Bear Stearns Commercial Mtg. Securities Trust Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	5,000,000	5,167,605
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(1)	3,870,000	4,181,570
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.39% due 07/15/2044(1)	4,700,000	5,010,228
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	992,639
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	4,500,000	4,924,561
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,968,854	3,124,621
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,512,202
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2 1.50% due 01/16/2046*	415,000	413,589
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A3 2.29% due 01/15/2048*	615,000	605,960
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	4,993,115
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	2,505,000	2,512,698
Springleaf Mtg. Loan Trust Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	445,000	425,943
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,650,000	4,925,503

Total Asset Backed Securities
(cost $47,134,686)		49,044,141

U.S. CORPORATE BONDS & NOTES - 10.7%

Airlines - 0.2%

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,158,922	2,482,761

Auto-Cars/Light Trucks - 0.3%

Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,062,364

Banks-Super Regional - 0.5%

US Bancorp Senior Sub. Debentures 7.50% due 06/01/2026	400,000	510,031
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,750,305

		6,260,336

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,517,190

Cable/Satellite TV - 0.0%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	188,610

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	2,465,000	2,231,271
Apple, Inc. Senior Notes 3.85% due 05/04/2043	895,000	749,968

		2,981,239

Computers-Memory Devices - 0.2%

EMC Corp. Senior Notes 1.88% due 06/01/2018	1,000,000	996,239
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	989,889
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	977,172

		2,963,300

Diversified Banking Institutions - 2.7%
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,586,672
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,905,052
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,135,138

Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,469,935
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	361,094
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,575,000
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,485,670
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,187,714
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,136,151
Morgan Stanley Notes 5.45% due 01/09/2017	5,300,000	5,836,429

		32,678,855

Diversified Financial Services - 1.0%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,438,270
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	5,964,000

		12,402,270

E-Commerce/Products - 0.1%

eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,027,363

Finance-Other Services - 0.5%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,178,762

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,010,910

Insurance-Multi-line - 0.4%

MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,244,169
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,132,630

		5,376,799

Medical Labs & Testing Services - 0.2%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	2,278,000	2,707,089

Medical-Drugs - 0.5%

Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,778,046
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	703,565
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	3,010,973

		5,492,584

Medical-HMO - 0.1%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	377,187
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	716,006

		1,093,193

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp. Senior Notes 2.85% due 03/15/2023	135,000	127,289

Multimedia - 0.4%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,580,249
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,781,826

		4,362,075

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 3.19% due 06/24/2023	2,640,000	2,592,995

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,294,435

Schools - 1.0%

President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,676,390
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,411,600

		12,087,990

Special Purpose Entity - 0.3%

Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	2,938,750	3,855,247

Transport-Services - 0.8%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,760,682	3,209,293

United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,517,680

		9,726,973

Total U.S. Corporate Bonds & Notes
(cost $122,510,539)		131,470,629

FOREIGN CORPORATE BONDS & NOTES - 4.0%
Banks-Commercial - 1.7%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,500,987
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,536,345
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,566,590
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,700,157
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,622,759
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,379,674

		20,306,512

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	584,491
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	434,288

		1,018,779

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,180,309
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	2,859,143

		4,039,452

Diversified Manufacturing Operations - 0.4%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,368,829

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,537,350

Finance-Investment Banker/Broker - 0.3%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,217,324

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,574,364

Oil Companies-Integrated - 0.9%

BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	408,212
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,192,731
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/2015	3,000,000	3,133,869
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,893,343
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,027,000

		10,655,155

Total Foreign Corporate Bonds & Notes
(cost $45,689,859)		48,717,765

FOREIGN GOVERNMENT AGENCIES - 0.5%
Electric-Distribution - 0.3%

Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	4,031,610

Sovereign - 0.2%

AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,690,133

Total Foreign Government Agencies
(cost $5,617,125)		6,721,743

MUNICIPAL BONDS & NOTES - 2.6%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,535,000	5,309,759
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	2,897,664
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,446,371
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/2014	2,500,000	2,523,175
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,393,006

North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,152,834
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,003,924
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,034,485
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,190,873
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,860,325
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,251,948
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,007,420

Total Municipal Bonds & Notes
(cost $29,017,544)		32,071,784

U.S. GOVERNMENT AGENCIES - 37.0%
Federal Home Loan Mtg. Corp. - 15.0%

2.50% due October TBA	8,400,000	8,448,562
3.00% due October TBA	38,600,000	37,979,860
3.50% due October TBA	15,800,000	16,149,500
4.00% due 09/01/2026	2,628,043	2,785,253
4.00% due 12/01/2040	11,951,744	12,497,193
4.50% due 09/01/2031	28,840	31,354
4.50% due 06/01/2034	34,208	36,413
4.50% due 04/01/2035	25,087	26,693
4.50% due 08/01/2035	104,173	110,992
4.50% due 02/01/2039	5,620,374	5,985,546
4.50% due 07/01/2039	28,750	30,596
4.50% due 10/01/2039	199,638	212,369
4.50% due 01/01/2040	287,843	306,267
4.50% due 07/01/2040	197,700	210,429
4.50% due 08/01/2040	5,966,987	6,353,521
4.50% due 09/01/2040	9,730,148	10,358,668
4.50% due 10/01/2040	386,208	411,288
4.50% due 04/01/2041	29,792,210	31,717,951
4.50% due 05/01/2041	10,383,768	11,063,080
4.50% due 06/01/2041	1,506,515	1,605,608
4.50% due 08/01/2041	282,657	300,964
5.00% due 12/01/2026	336,903	366,175
5.00% due 02/01/2028	157,338	170,218
5.00% due 01/01/2030	31,665	34,108
5.00% due 02/01/2030	9,210,746	9,924,584
5.00% due 06/01/2033	35,665	38,639
5.00% due 11/01/2033	877,557	945,764
5.00% due 06/01/2034	32,631	35,130
5.00% due 11/01/2034	47,827	52,158
5.00% due 07/01/2035	507,373	552,998
5.00% due 11/01/2035	24,210	26,461
5.00% due 12/01/2035	92,615	99,944
5.00% due 06/01/2036	390,225	420,864
5.00% due 01/01/2037	388,048	419,210
5.00% due 02/01/2038	1,675,566	1,810,331
5.00% due 09/01/2038	129,810	139,736
5.00% due 10/01/2039	28,887	31,122
5.00% due 02/01/2040	97,648	105,244
5.00% due 04/01/2040	531,435	573,477
5.00% due 06/01/2040	2,734,201	2,952,708
5.00% due 07/01/2040	20,223	21,858
5.00% due 10/01/2040	24,814	26,749
5.00% due 04/01/2041	26,515	28,736
5.00% due 05/01/2041	2,370,069	2,569,803
5.00% due 06/01/2041	271,344	293,834
5.00% due 07/01/2041	9,998,911	10,816,219
5.50% due 03/01/2023	40,959	44,348
5.50% due 03/01/2027	110,796	120,326
5.50% due 04/01/2027	80,885	87,952
5.50% due 05/01/2027	567,441	615,057
5.50% due 11/01/2027	174,968	189,809
5.50% due 06/01/2028	87,867	94,902
5.50% due 02/01/2034	299,028	326,878
5.50% due 06/01/2035	26,240	28,455
5.50% due 12/01/2035	224,896	243,726
5.50% due 10/01/2036	115,155	124,590
5.50% due 12/01/2036	5,831	6,309
5.50% due 05/01/2038	245,037	266,474
5.50% due 12/01/2039	1,071,243	1,158,437
5.50% due 01/01/2040	590,675	638,754
5.50% due 05/01/2040	167,328	180,948
6.00% due 12/01/2039	352,327	384,093
7.50% due 05/01/2027	2,633	3,078

		183,592,313

Federal National Mtg. Assoc. - 12.9%

2.50% due October TBA	13,100,000	13,035,874
3.00% due 05/01/2027	1,328,548	1,377,085
3.00% due 06/01/2027	735,073	761,935
3.00% due 08/01/2027	534,155	553,678
3.00% due October TBA	35,700,000	35,432,960
3.50% due October TBA	18,900,000	19,555,266
4.00% due 09/01/2026	13,611,935	14,453,899
4.00% due October TBA	36,550,000	38,187,131
4.50% due 11/01/2026	2,376,048	2,526,376
4.50% due 01/01/2027	3,319,017	3,526,354
4.50% due 10/01/2031	11,672,464	12,663,147
4.50% due October TBA	6,100,000	6,514,610
5.50% due 03/01/2038	3,455,650	3,759,663
5.50% due 06/01/2038	123,416	134,274
5.50% due 08/01/2038	135,549	147,535
5.50% due 09/01/2039	88,361	96,572
5.50% due 05/01/2040	18,782	20,455
5.50% due 06/01/2040	27,939	30,515
5.50% due October TBA	3,700,000	4,033,000
6.50% due 02/01/2038	279,500	308,910
6.50% due 10/01/2039	340,035	375,815

		157,495,054

Government National Mtg. Assoc. - 8.1%

3.00% due October TBA	17,200,000	16,998,437
4.00% due 06/15/2039	1,134,473	1,197,995
4.00% due 07/15/2039	477,116	503,831
4.00% due 02/15/2041	1,818,135	1,933,507
4.00% due 09/15/2041	4,740,147	5,040,046
4.00% due 10/15/2041	542,690	573,384
4.00% due 01/15/2042	679,645	718,281
4.00% due 02/15/2042	2,236,056	2,364,073
4.00% due 08/15/2042	172,644	182,063
4.00% due 04/15/2043	80,551	85,179
4.50% due 05/15/2040	2,246,577	2,420,769
4.50% due 06/15/2040	3,487,050	3,784,070
4.50% due 07/15/2040	4,671,730	5,058,261
4.50% due 05/15/2042	457,994	493,667
5.00% due 07/15/2033	2,941,506	3,227,965
5.00% due 10/15/2033	228,208	250,510
5.00% due 11/15/2033	124,514	135,816
5.00% due 12/15/2033	54,285	59,362
5.00% due 01/15/2034	275,299	305,584
5.00% due 02/15/2034	147,808	163,319
5.00% due 03/15/2034	11,298	12,536
5.00% due 05/15/2034	18,515	20,763
5.00% due 09/15/2035	225,972	252,671
5.00% due 11/15/2035	23,137	25,587
5.00% due 12/15/2035	47,881	52,389
5.00% due 02/15/2036	34,552	37,584
5.00% due 03/15/2036	34,408	37,995
5.00% due 05/15/2036	20,153	22,075
5.00% due 09/15/2036	7,497	8,147
5.00% due 10/15/2037	15,950	17,435
5.00% due 04/15/2038	4,075	4,441
5.00% due 05/15/2038	22,131	24,081
5.00% due 06/15/2038	10,019	10,888
5.00% due 07/15/2038	490,882	534,039
5.00% due 08/15/2038	619,583	679,729
5.00% due 09/15/2038	1,196,056	1,302,422
5.00% due 06/15/2039	2,071,693	2,253,353
5.00% due 08/15/2039	207,513	225,622
5.00% due 09/15/2039	159,055	172,904
5.00% due 10/15/2039	58,013	63,078
5.00% due 04/15/2040	71,403	77,930
5.00% due 04/15/2041	866,294	944,512
5.00% due October TBA	9,400,000	10,212,218
5.50% due 10/15/2032	7,827	8,578
5.50% due 11/15/2032	4,071	4,463
5.50% due 02/15/2033	182,838	202,109
5.50% due 03/15/2033	45,151	49,476
5.50% due 05/15/2033	147,167	162,976
5.50% due 06/15/2033	173,693	191,374
5.50% due 07/15/2033	26,566	29,421
5.50% due 08/15/2033	27,977	30,655
5.50% due 09/15/2033	12,187	13,452
5.50% due 11/15/2033	363,696	400,358
5.50% due 01/15/2034	382,056	419,160
5.50% due 02/15/2034	109,380	120,794
5.50% due 03/15/2034	1,847,025	2,038,132
5.50% due 04/15/2034	56,913	63,329
5.50% due 05/15/2034	91,979	103,186
5.50% due 06/15/2034	38,313	42,398
5.50% due 07/15/2034	56,928	62,999
5.50% due 08/15/2034	52,113	57,631
5.50% due 09/15/2034	624,989	688,230
5.50% due 10/15/2034	387,209	428,506
5.50% due 04/15/2036	61,271	68,744
6.00% due 03/15/2028	9,189	10,144
6.00% due 06/15/2028	17,376	19,302
6.00% due 08/15/2028	57,025	63,353
6.00% due 09/15/2028	40,052	44,253
6.00% due 10/15/2028	14,151	15,626
6.00% due 11/15/2028	13,056	14,477
6.00% due 12/15/2028	98,014	108,626
6.00% due 03/15/2029	1,064	1,174
6.00% due 04/15/2029	4,034	4,464
6.00% due 01/15/2032	19,657	21,991
6.00% due 02/15/2032	654	721
6.00% due 07/15/2032	12,990	14,564
6.00% due 09/15/2032	21,431	23,851
6.00% due 10/15/2032	324,492	362,018
6.00% due 11/15/2032	28,846	32,278
6.00% due 01/15/2033	4,291	4,801
6.00% due 02/15/2033	38,998	43,679
6.00% due 03/15/2033	61,585	68,904
6.00% due 04/15/2033	101,657	113,615
6.00% due 05/15/2033	135,374	151,461
6.00% due 12/15/2033	49,481	55,383
6.00% due 08/15/2034	8,681	9,681
6.00% due 09/15/2034	114,927	128,175
6.00% due 10/15/2034	110,350	122,718
6.00% due 05/15/2036	60,071	66,599
6.00% due 06/15/2036	464,705	512,773
6.00% due 07/15/2036	7,018,018	7,762,011
6.00% due 08/15/2036	230,778	254,858
6.00% due 12/15/2036	512,486	566,948
6.00% due 02/15/2037	170,212	188,170
6.00% due 04/15/2037	441,598	487,276
6.00% due 08/15/2037	202,599	223,735
6.00% due 01/15/2038	832,870	918,919
6.00% due 03/15/2038	321,641	355,088
6.00% due 07/15/2038	548,609	606,434
6.00% due 08/15/2038	1,079,309	1,189,731
6.00% due 09/15/2038	1,876,141	2,125,145
6.00% due 10/15/2038	2,452,874	2,708,436
6.00% due 11/15/2038	1,758,575	1,941,564
6.00% due 12/15/2038	1,049,011	1,157,385
6.00% due 01/15/2039	615,461	679,449
6.00% due 02/15/2039	375,707	414,435
6.00% due 04/15/2039	381,646	423,154
6.00% due 12/15/2039	489,951	541,208
6.00% due 03/15/2040	427,181	471,385
6.00% due 04/15/2040	209,930	231,676
6.00% due 06/15/2041	678,181	746,359
6.00% due 09/15/2041	346,299	381,681
6.50% due 01/15/2014	1,146	1,149
6.50% due 02/15/2014	65	65
6.50% due 03/15/2014	4,471	4,497
6.50% due 05/15/2014	5,361	5,403
6.50% due 06/15/2014	263	265
6.50% due 07/15/2014	304	305
6.50% due 08/15/2014	62	62

6.50% due 05/15/2023	7,450	8,351
6.50% due 06/15/2023	7,926	8,885
6.50% due 07/15/2023	47,651	53,442
6.50% due 08/15/2023	6,550	7,342
6.50% due 10/15/2023	25,190	28,240
6.50% due 11/15/2023	31,274	35,062
6.50% due 12/15/2023	96,627	108,330
6.50% due 03/15/2026	9,908	11,107
6.50% due 02/15/2027	2,992	3,354
6.50% due 12/15/2027	3,107	3,483
6.50% due 01/15/2028	26,245	29,425
6.50% due 02/15/2028	13,640	15,292
6.50% due 03/15/2028	60,444	68,340
6.50% due 04/15/2028	27,283	30,679
6.50% due 05/15/2028	90,981	102,045
6.50% due 06/15/2028	144,232	162,249
6.50% due 07/15/2028	142,052	159,397
6.50% due 08/15/2028	77,472	87,102
6.50% due 09/15/2028	110,980	124,623
6.50% due 10/15/2028	136,853	153,882
6.50% due 11/15/2028	102,061	114,846
6.50% due 12/15/2028	115,130	129,939
6.50% due 01/15/2029	3,766	4,225
6.50% due 02/15/2029	28,383	31,828
6.50% due 03/15/2029	31,902	35,779
6.50% due 04/15/2029	20,987	23,528
6.50% due 05/15/2029	100,274	112,403
6.50% due 06/15/2029	27,331	30,652
6.50% due 03/15/2031	6,697	7,519
6.50% due 04/15/2031	1,598	1,792
6.50% due 05/15/2031	124,586	140,006
6.50% due 06/15/2031	69,111	77,497
6.50% due 07/15/2031	187,678	210,946
6.50% due 08/15/2031	35,607	39,979
6.50% due 09/15/2031	171,038	191,855
6.50% due 10/15/2031	117,576	133,633
6.50% due 11/15/2031	62,362	69,951
6.50% due 01/15/2032	242,478	272,371
6.50% due 02/15/2032	79,388	89,062
6.50% due 03/15/2032	1,916	2,148
6.50% due 04/15/2032	48,427	54,284
6.50% due 05/15/2032	197,453	221,931
7.00% due 11/15/2031	62,315	73,521
7.00% due 03/15/2032	37,677	43,226
7.00% due 01/15/2033	49,751	59,082
7.00% due 05/15/2033	134,664	159,229
7.00% due 07/15/2033	104,942	123,109
7.00% due 11/15/2033	131,972	154,783
8.00% due 10/15/2029	454	461
8.00% due 11/15/2029	9,050	9,433
8.00% due 12/15/2029	11,210	12,021
8.00% due 01/15/2030	20,148	21,933
8.00% due 03/15/2030	141	144
8.00% due 04/15/2030	35,734	37,285
8.00% due 06/15/2030	1,757	1,837
8.00% due 08/15/2030	8,289	9,168
8.00% due 09/15/2030	25,109	26,230
8.00% due 11/15/2030	4,798	5,488
8.00% due 12/15/2030	5,146	5,707
8.00% due 02/15/2031	41,776	46,830
8.00% due 03/15/2031	12,917	13,217
10.00% due 04/20/2016	2,017	2,082
10.00% due 05/20/2016	1,734	1,863
10.00% due 08/20/2016	1,002	1,089
10.00% due 01/20/2017	2,612	2,832
10.00% due 02/20/2017	2,395	2,408
10.00% due 03/20/2017	2,980	3,177
13.50% due 09/20/2014	199	203
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)	141,027	160,942
Series 2005-74, Class HB
7.50% due 09/16/2035(2)	621,617	720,112
Series 2005-74, Class HC
7.50% due 09/16/2035(2)	230,389	269,345

		99,239,474

Sovereign Agency - 1.0%

Financing Corp. STRIPS
Series 12 zero coupon due 12/06/2013	2,050,000	2,047,932
Series 13 zero coupon due 12/27/2013	1,630,000	1,627,809
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,122,572
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	7,015,600

		12,813,913

Total U.S. Government Agencies
(cost $445,297,665)		453,140,754

U.S. GOVERNMENT TREASURIES - 42.0%
United States Treasury Bonds - 4.8%

2.88% due 05/15/2043	42,500,000	36,071,875
3.13% due 02/15/2043	25,270,300	22,640,622

		58,712,497

United States Treasury Notes - 37.2%

0.13% due 12/31/2014	13,500,000	13,493,142
0.13% due 04/30/2015	92,300,000	92,130,537
0.25% due 10/31/2014	12,660,000	12,674,838
0.25% due 11/30/2014	32,810,000	32,847,174
0.25% due 03/31/2015	3,450,000	3,451,618
0.38% due 06/30/2015	27,000,000	27,045,360
0.63% due 05/31/2017	16,000,000	15,820,000
0.63% due 08/31/2017	4,000,000	3,937,812
0.75% due 03/31/2018	2,800,000	2,740,500
1.00% due 09/30/2016	6,500,000	6,567,028
1.00% due 03/31/2017	20,000,000	20,092,180
1.00% due 05/31/2018	18,000,000	17,769,384
1.25% due 10/31/2015	21,000,000	21,388,836
1.38% due 07/31/2018	18,200,000	18,232,705
1.75% due 05/31/2016	20,000,000	20,642,180
1.75% due 05/15/2023	78,300,000	72,555,990

2.13% due 12/31/2015	42,000,000	43,627,500
2.38% due 02/28/2015	25,000,000	25,763,675
3.13% due 04/30/2017	4,500,000	4,855,779

		455,636,238

Total U.S. Government Treasuries
(cost $512,120,752)		514,348,735

Total Long-Term Investment Securities
(cost $1,207,388,170)		1,235,515,551

REPURCHASE AGREEMENTS - 13.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	44,025,000	44,025,000
Barclays Capital PLC Joint Repurchase Agreement(3)	25,600,000	25,600,000
BNP Paribas SA Joint Repurchase Agreement(3)	25,600,000	25,600,000
Deutsche Bank AG Joint Repurchase Agreement(3)	17,065,000	17,065,000
UBS Securities LLC Joint Repurchase Agreement(3)	49,505,000	49,505,000

Total Repurchase Agreements
(cost $161,795,000)		161,795,000

TOTAL INVESTMENTS
(cost $1,369,183,170)(4)	114.0%	1,397,310,551
Liabilities in excess of other assets	(14.0)	(171,880,546)

NET ASSETS	100.0%	$1,225,430,005

FORWARD SALES CONTRACTS - (4.0)%
U.S. Government Agencies - (4.0)%
Federal Home Loan Mtg. Corp. - (3.0)%

4.50% due October TBA	(16,600,000)	(17,668,625)
5.00% due October TBA	(17,600,000)	(18,971,563)

		(36,640,188)

Government National Mtg. Assoc. - (1.0)%

4.00% due October TBA	(11,600,000)	(12,234,375)

Total Forward Sales Contracts
(cost $48,391,594)		$(48,874,563)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $48,237,864 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate trading of registered interest and principal of securities.
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS -	Variable Rate Securities

The rates shown on VRS are the current interest rates at September 30, 2013 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$49,044,141	$—	$49,044,141
U.S. Corporate Bonds & Notes:
Transport - Services	—	6,517,680	3,209,293	9,726,973
Other Industries*	—	121,743,656	—	121,743,656
Foreign Corporate Bonds & Notes	—	48,717,765	—	48,717,765
Foreign Government Agencies	—	6,721,743	—	6,721,743
Municipal Bonds & Notes	—	32,071,784	—	32,071,784
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	183,592,313	—	183,592,313
Federal National Mtg. Assoc.	—	157,495,054	—	157,495,054
Government National Mtg. Assoc.	—	99,239,474	—	99,239,474
Sovereign Agency	—	12,813,913	—	12,813,913
U.S. Government Treasuries:
United States Treasury Bonds	—	58,712,497	—	58,712,497
United States Treasury Notes	—	455,636,238	—	455,636,238
Repurchase Agreements	—	161,795,000	—	161,795,000

Total	$—	$1,394,101,258	$3,209,293	$1,397,310,551

Liabilities
Forward Sales Contracts:
U.S. Government Agencies	$—	$48,874,563	$—	$48,874,563

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 62.0%
Advertising Agencies - 0.0%

Omnicom Group, Inc.	109	$6,915

Advertising Services - 0.4%

Aimia, Inc.	51,000	885,360

Aerospace/Defense - 1.1%

Boeing Co.	6,452	758,110
Lockheed Martin Corp.	6,359	811,091
Northrop Grumman Corp.	2,089	198,998
Raytheon Co.	7,841	604,306
Teledyne Technologies, Inc.†	2,325	197,462

		2,569,967

Aerospace/Defense-Equipment - 0.0%

Astronics Corp.†	35	1,740
B/E Aerospace, Inc.†	60	4,429
GenCorp, Inc.†	89	1,426
HEICO Corp.	82	5,555
United Technologies Corp.	189	20,378

		33,528

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR	144,708	350,193
Monsanto Co.	124	12,942
Rentech, Inc.	727	1,440

		364,575

Agricultural Operations - 0.0%

Tejon Ranch Co.†	48	1,480

Airlines - 0.3%

Alaska Air Group, Inc.	7,660	479,669
Allegiant Travel Co.	18	1,897
Cathay Pacific Airways, Ltd. ADR	8,468	82,817
Copa Holdings SA, Class A	25	3,467
Spirit Airlines, Inc.†	94	3,221
United Continental Holdings, Inc.†	157	4,821
US Airways Group, Inc.†	112	2,124

		578,016

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	108	2,051
Darling International, Inc.†	1,893	40,056

		42,107

Apparel Manufacturers - 0.3%

G-III Apparel Group, Ltd.†	30	1,638
Oxford Industries, Inc.	23	1,563
Quiksilver, Inc.†	187	1,315
Ralph Lauren Corp.	22	3,624
VF Corp.	3,277	652,287

		660,427

Appliances - 0.0%

iRobot Corp.†	50	1,884

Applications Software - 0.8%

Actuate Corp.†	7,761	57,043
Citrix Systems, Inc.†	79	5,578
Imperva, Inc.†	39	1,639
Infoblox, Inc.†	84	3,513
Intuit, Inc.	110	7,294
Microsoft Corp.	50,972	1,697,877
PDF Solutions, Inc.†	79	1,679
PTC, Inc.†	166	4,719
RealPage, Inc.†	87	2,015
Red Hat, Inc.†	89	4,107
Salesforce.com, Inc.†	181	9,396
Tangoe, Inc.†	84	2,004
Verint Systems, Inc.†	81	3,002

		1,799,866

Athletic Footwear - 0.3%

NIKE, Inc., Class B	9,752	708,385

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	12,400	250,232
Sotheby’s	101	4,962

		255,194

Audio/Video Products - 0.0%

DTS, Inc.†	75	1,575
TiVo, Inc.†	125	1,555

		3,130

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	44	2,046

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	367	6,191
Nissan Motor Co., Ltd. ADR	30,281	611,979

		618,170

Auto-Heavy Duty Trucks - 0.5%

New Flyer Industries, Inc.	22,532	249,371
PACCAR, Inc.	15,868	883,213

		1,132,584

Auto/Truck Parts & Equipment-Original - 0.7%

American Axle & Manufacturing Holdings, Inc.†	85	1,676
Autoliv, Inc.	10,685	933,762
BorgWarner, Inc.	67	6,793
Delphi Automotive PLC	157	9,172
Gentherm, Inc.†	78	1,489
Johnson Controls, Inc.	14,138	586,727
Magna International, Inc.	1,400	115,584
Tenneco, Inc.†	92	4,646
Titan International, Inc.	86	1,259

		1,661,108

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.	38	1,883
Douglas Dynamics, Inc.	99	1,458

		3,341

B2B/E-Commerce - 0.0%

SPS Commerce, Inc.†	32	2,141

Banks-Commercial - 1.4%

Australia & New Zealand Banking Group, Ltd. ADR	4,413	126,168
Bank of Nova Scotia	8,201	469,999
Bank of the Ozarks, Inc.	28	1,344
Cass Information Systems, Inc.	30	1,601
City Holding Co.	2,276	98,414
City National Corp.	3,135	208,979
Community Trust Bancorp, Inc.	4,000	162,360
Cullen/Frost Bankers, Inc.	4,885	344,637
East West Bancorp, Inc.	6,315	201,764
First Financial Bancorp	4,119	62,485

First Financial Bankshares, Inc.	28	1,647
FirstMerit Corp.	10,368	225,089
Grupo Financiero Santander Mexico SAB de CV ADR	15,099	208,668
M&T Bank Corp.	4,174	467,154
PacWest Bancorp	4,971	170,804
Sterling Bancorp	6,066	83,286
SVB Financial Group†	2,150	185,696
Washington Trust Bancorp, Inc.	5,354	168,276

		3,188,371

Banks-Fiduciary - 0.1%

State Street Corp.	3,700	243,275

Banks-Super Regional - 1.8%

Banco Latinoamericano de Comercio Exterior SA, Class E	23,000	573,160
PNC Financial Services Group, Inc.	12,468	903,306
US Bancorp	29,529	1,080,171
Wells Fargo & Co.	37,453	1,547,558

		4,104,195

Beverages-Non-alcoholic - 0.6%

Coca-Cola Bottling Co. Consolidated	25	1,566
Coca-Cola Co.	18,164	688,052
Coca-Cola Enterprises, Inc.	128	5,147
Coca-Cola HBC AG ADR	2,200	65,714
Dr Pepper Snapple Group, Inc.	5,442	243,910
PepsiCo, Inc.	4,506	358,227

		1,362,616

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,743	186,881

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	14	3,419

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	83	7,007
Nexstar Broadcasting Group, Inc., Class A	53	2,359

		9,366

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	44	2,004
Louisiana-Pacific Corp.†	167	2,937
Simpson Manufacturing Co., Inc.	2,079	67,713
Trex Co., Inc.†	36	1,783
USG Corp.†	132	3,773

		78,210

Building & Construction-Misc. - 0.0%

MasTec, Inc.†	92	2,788

Building Products-Air & Heating - 0.0%

AAON, Inc.	62	1,647

Building Products-Cement - 0.0%

Headwaters, Inc.†	180	1,618
Martin Marietta Materials, Inc.	49	4,810
Texas Industries, Inc.†	35	2,321

		8,749

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	5,076	150,656

Building-Heavy Construction - 0.0%

Granite Construction, Inc.	3,100	94,860

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	36	2,050
Winnebago Industries, Inc.†	69	1,791

		3,841

Building-Residential/Commercial - 0.0%

KB Home	144	2,595
Meritage Homes Corp.†	50	2,147
Ryland Group, Inc.	76	3,081

		7,823

Cable/Satellite TV - 0.0%

Comcast Corp., Class A	556	25,103
DIRECTV†	129	7,708
Liberty Global PLC, Class A†	88	6,983
Time Warner Cable, Inc.	76	8,482

		48,276

Casino Hotels - 0.0%

Boyd Gaming Corp.†	130	1,840
Las Vegas Sands Corp.	110	7,306
Wynn Resorts, Ltd.	32	5,056

		14,202

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	61	2,108
Scientific Games Corp., Class A†	106	1,714
SHFL Entertainment, Inc.†	110	2,530

		6,352

Cellular Telecom - 0.4%

China Mobile, Ltd. ADR	5,050	284,971
Comverse, Inc.†	49	1,566
Vodafone Group PLC ADR	17,264	607,348

		893,885

Chemicals-Diversified - 1.1%

Akzo Nobel NV ADR	32,200	705,180
Axiall Corp.	2,157	81,513
Chemtura Corp.†	163	3,747
E.I. du Pont de Nemours & Co.	10,072	589,816
FMC Corp.	3,545	254,248
Huntsman Corp.	9,106	187,675
Innophos Holdings, Inc.	39	2,059
Innospec, Inc.	43	2,006
Israel Chemicals, Ltd. ADR	31,900	272,426
LyondellBasell Industries NV, Class A	105	7,689
Olin Corp.	81	1,869
PPG Industries, Inc.	1,471	245,745
Rockwood Holdings, Inc.	2,417	161,697

		2,515,670

Chemicals-Other - 0.0%

American Vanguard Corp.	66	1,777

Chemicals-Plastics - 0.0%

PolyOne Corp.	157	4,821

Chemicals-Specialty - 0.6%

Balchem Corp.	46	2,381

Cabot Corp.	13,133	560,910
Canexus Corp.	20,124	147,308
Eastman Chemical Co.	65	5,064
Ecolab, Inc.	74	7,308
H.B. Fuller Co.	3,076	139,004
Hawkins, Inc.	44	1,661
International Flavors & Fragrances, Inc.	3,180	261,714
OMNOVA Solutions, Inc.†	191	1,633
Sigma-Aldrich Corp.	2,420	206,426

		1,333,409

Coal - 0.1%

Alliance Resource Partners LP	3,235	239,811

Coatings/Paint - 0.2%

RPM International, Inc.	5,177	187,407
Sherwin-Williams Co.	32	5,830
Valspar Corp.	5,200	329,836

		523,073

Coffee - 0.0%

Green Mountain Coffee Roasters, Inc.†	54	4,068

Commercial Services - 0.2%

CoStar Group, Inc.†	39	6,548
ExlService Holdings, Inc.†	66	1,880
Healthcare Services Group, Inc.	94	2,421
HMS Holdings Corp.†	137	2,947
ServiceSource International, Inc.†	147	1,776
Standard Parking Corp.†	60	1,613
Team, Inc.†	43	1,709
Weight Watchers International, Inc.	9,162	342,384

		361,278

Commercial Services-Finance - 0.1%

Alliance Data Systems Corp.†	23	4,864
Automatic Data Processing, Inc.	143	10,350
Cardtronics, Inc.†	83	3,079
Euronet Worldwide, Inc.†	78	3,104
Heartland Payment Systems, Inc.	59	2,344
Lender Processing Services, Inc.	4,931	164,054
MasterCard, Inc., Class A	26	17,492
Moody’s Corp.	72	5,064
Morningstar, Inc.	53	4,201
Western Union Co.	310	5,785
WEX, Inc.†	53	4,651

		224,988

Communications Software - 0.0%

Jive Software, Inc.†	81	1,013

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	123	4,250
Autodesk, Inc.†	3,725	153,358

		157,608

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	74	2,121

Computer Services - 0.4%

Accenture PLC, Class A	160	11,782
Cognizant Technology Solutions Corp., Class A†	96	7,884
Computer Task Group, Inc.	65	1,050
iGATE Corp.†	83	2,304
Indra Sistemas SA ADR	46,000	341,320
International Business Machines Corp.	3,112	576,280
j2 Global, Inc.	71	3,516
LivePerson, Inc.†	159	1,501
Manhattan Associates, Inc.†	24	2,291
Virtusa Corp.†	57	1,657

		949,585

Computer Software - 0.0%

Blackbaud, Inc.	78	3,045
Cornerstone OnDemand, Inc.†	67	3,447
Envestnet, Inc.†	52	1,612
SS&C Technologies Holdings, Inc.†	83	3,162

		11,266

Computers - 0.8%

Apple, Inc.	3,981	1,897,942
Silicon Graphics International Corp.†	89	1,446

		1,899,388

Computers-Integrated Systems - 0.1%

MTS Systems Corp.	1,862	119,819
Netscout Systems, Inc.†	68	1,739

		121,558

Computers-Memory Devices - 0.2%

EMC Corp.	13,619	348,101
Fusion-io, Inc.†	102	1,366
NetApp, Inc.	163	6,947

		356,414

Computers-Periphery Equipment - 0.0%

Electronics for Imaging, Inc.†	47	1,489
Synaptics, Inc.†	58	2,568

		4,057

Consulting Services - 0.0%

Accretive Health, Inc.†	131	1,195
Advisory Board Co.†	49	2,914
Corporate Executive Board Co.	48	3,486
MAXIMUS, Inc.	87	3,918

		11,513

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.	1,150	108,353
Kimberly-Clark de Mexico SAB de CV ADR	6,833	98,737
Prestige Brands Holdings, Inc.†	91	2,741
Spectrum Brands Holdings, Inc.	30	1,975
Tumi Holdings, Inc.†	72	1,451
Tupperware Brands Corp.	5,554	479,699
WD-40 Co.	2,893	187,755

		880,711

Containers-Metal/Glass - 0.0%

Ball Corp.	113	5,071

Containers-Paper/Plastic - 0.1%

AEP Industries, Inc.†	20	1,486
Berry Plastics Group, Inc.†	100	1,997
Graphic Packaging Holding Co.†	308	2,637
Packaging Corp. of America	2,437	139,128

		145,248

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.	206	4,244
Colgate-Palmolive Co.	240	14,232
Elizabeth Arden, Inc.†	36	1,329
Estee Lauder Cos., Inc., Class A	91	6,361
Procter & Gamble Co.	5,772	436,305

		462,471

Cruise Lines - 0.1%

Carnival Corp.	3,350	109,344

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	67	5,884
Fair Isaac Corp.	4,053	224,050
Fidelity National Information Services, Inc.	7,493	347,975

		577,909

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	30	1,905

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	110	5,293

Diagnostic Equipment - 0.0%

Cepheid, Inc.†	103	4,021

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	84	1,987
Quidel Corp.†	61	1,732

		3,719

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	3,426	194,939

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	20	1,359

Distribution/Wholesale - 0.6%

Arrow Electronics, Inc.†	8,100	393,093
Beacon Roofing Supply, Inc.†	73	2,691
Fastenal Co.	103	5,176
Genuine Parts Co.	7,458	603,278
MWI Veterinary Supply, Inc.†	19	2,838
Pool Corp.	4,443	249,385
Watsco, Inc.	26	2,451
Wolseley PLC ADR	9,891	51,631

		1,310,543

Diversified Banking Institutions - 1.2%

BNP Paribas SA ADR	14,600	494,210
Goldman Sachs Group, Inc.	985	155,837
HSBC Holdings PLC ADR	10,800	586,008
JPMorgan Chase & Co.	30,550	1,579,129

		2,815,184

Diversified Manufacturing Operations - 1.4%

3M Co.	2,655	317,033
AZZ, Inc.	50	2,093
Blount International, Inc.†	127	1,538
Crane Co.	6,145	378,962
Federal Signal Corp.†	151	1,943
General Electric Co.	21,574	515,403
Ingersoll-Rand PLC	105	6,819
Koppers Holdings, Inc.	47	2,005
Orkla ASA ADR	86,400	634,176
Parker Hannifin Corp.	5,864	637,534
Raven Industries, Inc.	60	1,963
Siemens AG ADR	4,500	542,295
Vesuvius PLC(1)	34,400	248,824

		3,290,588

Diversified Minerals - 0.1%

AMCOL International Corp.	42	1,373
BHP Billiton, Ltd. ADR	4,529	301,178

		302,551

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	23	1,645

Drug Delivery Systems - 0.0%

Depomed, Inc.†	252	1,885
Nektar Therapeutics†	158	1,651

		3,536

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	1,324	413,935
Blue Nile, Inc.†	36	1,473
eBay, Inc.†	6,480	361,519
Nutrisystem, Inc.	115	1,654
Shutterfly, Inc.†	61	3,409

		781,990

E-Commerce/Services - 0.1%

Angie’s List, Inc.†	50	1,125
Move, Inc.†	117	1,983
Netflix, Inc.†	17	5,257
OpenTable, Inc.†	3,938	275,581
priceline.com, Inc.†	13	13,143
Zillow, Inc., Class A†	36	3,037

		300,126

E-Marketing/Info - 0.0%

comScore, Inc.†	79	2,289
Constant Contact, Inc.†	91	2,156
Liquidity Services, Inc.†	44	1,477
ValueClick, Inc.†	123	2,564

		8,486

E-Services/Consulting - 0.0%

Sapient Corp.†	179	2,787

Electric Products-Misc. - 0.2%

AMETEK, Inc.	144	6,627
Emerson Electric Co.	3,734	241,590
Graham Corp.	50	1,806
Littelfuse, Inc.	30	2,347
Molex, Inc.	2,650	102,078

		354,448

Electric-Generation - 0.2%

APR Energy PLC ADR	24,700	385,567

Electric-Integrated - 1.4%

Alliant Energy Corp.	3,001	148,699
Duke Energy Corp.	2,596	173,361
Edison International	4,300	198,058
Great Plains Energy, Inc.	2,103	46,686
NextEra Energy, Inc.	7,217	578,515
Northeast Utilities	17,811	734,704
Pepco Holdings, Inc.	4,826	89,088
PNM Resources, Inc.	5,162	116,816
SCANA Corp.	249	11,464
Wisconsin Energy Corp.	16,457	664,534
Xcel Energy, Inc.	17,994	496,814

		3,258,739

Electronic Components-Misc. - 0.4%

Garmin, Ltd.	9,352	422,617
InvenSense, Inc.†	101	1,780
OSI Systems, Inc.†	31	2,308
TE Connectivity, Ltd.	11,200	579,936

		1,006,641

Electronic Components-Semiconductors - 1.3%

Altera Corp.	4,032	149,829
Applied Micro Circuits Corp.†	167	2,154
Avago Technologies, Ltd.	3,411	147,082
Broadcom Corp., Class A	143	3,719
Cavium, Inc.†	77	3,172
Cree, Inc.†	57	3,431
Diodes, Inc.†	56	1,372
GT Advanced Technologies, Inc.†	351	2,987
Intel Corp.	47,404	1,086,500
LSI Corp.	7,741	60,535
Microchip Technology, Inc.	35,385	1,425,662
Microsemi Corp.†	106	2,571
Monolithic Power Systems, Inc.	70	2,120
Rambus, Inc.†	208	1,955
Semtech Corp.†	89	2,669
Silicon Image, Inc.†	294	1,570
SunEdison, Inc.†	365	2,909
Supertex, Inc.	2,398	60,765
Texas Instruments, Inc.	332	13,370

		2,974,372

Electronic Connectors - 0.0%

Amphenol Corp., Class A	71	5,494

Electronic Forms - 0.2%

Adobe Systems, Inc.†	10,271	533,476

Electronic Measurement Instruments - 0.1%

Badger Meter, Inc.	36	1,674
FARO Technologies, Inc.†	37	1,560
FLIR Systems, Inc.	2,400	75,360
Measurement Specialties, Inc.†	35	1,898
Trimble Navigation, Ltd.†	6,002	178,320

		258,812

Electronic Security Devices - 0.0%

Taser International, Inc.†	177	2,639

Energy-Alternate Sources - 0.0%

Clean Energy Fuels Corp.†	151	1,930

Engineering/R&D Services - 0.2%

Exponent, Inc.	25	1,796
Fluor Corp.	75	5,322
Jacobs Engineering Group, Inc.†	8,815	512,857

		519,975

Engines-Internal Combustion - 0.0%

Cummins, Inc.	59	7,839

Enterprise Software/Service - 0.4%

Advent Software, Inc.	50	1,588
American Software, Inc., Class A	290	2,477
Guidewire Software, Inc.†	65	3,062
Informatica Corp.†	2,852	111,143
MedAssets, Inc.†	110	2,796
MicroStrategy, Inc., Class A†	16	1,660
Omnicell, Inc.†	4,505	106,678
Oracle Corp.	16,559	549,262
PROS Holdings, Inc.†	51	1,744
Qlik Technologies, Inc.†	134	4,588
SciQuest, Inc.†	55	1,235
Tyler Technologies, Inc.†	2,305	201,618
Ultimate Software Group, Inc.†	38	5,601

		993,452

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	143	2,597

Environmental Monitoring & Detection - 0.0%

Mine Safety Appliances Co.	45	2,322

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	47	2,610
Pall Corp.	98	7,550
Polypore International, Inc.†	73	2,991

		13,151

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	46	2,110
Portfolio Recovery Associates, Inc.†	75	4,496
World Acceptance Corp.†	19	1,708

		8,314

Finance-Credit Card - 0.2%

American Express Co.	227	17,143
Discover Financial Services	9,194	464,665
Visa, Inc., Class A	114	21,785

		503,593

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	22,407	473,684
Diamond Hill Investment Group, Inc.	21	2,246
Evercore Partners, Inc., Class A	52	2,560
Greenhill & Co., Inc.	45	2,244

		480,734

Finance-Leasing Companies - 0.1%

Fly Leasing, Ltd. ADR	9,097	126,266

Finance-Other Services - 0.3%

BGC Partners, Inc., Class A	317	1,791
Deutsche Boerse AG ADR	95,300	714,750
IntercontinentalExchange, Inc.†	28	5,080
MarketAxess Holdings, Inc.	54	3,242
Outerwall Inc†	43	2,149
WageWorks, Inc.†	46	2,321

		729,333

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†	323	2,352
Radian Group, Inc.	108	1,504

		3,856

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†	143	1,571
Sturm Ruger & Co., Inc.	30	1,879

		3,450

Fisheries - 0.2%

Marine Harvest ASA ADR	19,200	407,693

Food-Canned - 0.0%

TreeHouse Foods, Inc.†	32	2,139

Food-Misc./Diversified - 0.6%

Annie’s, Inc.†	30	1,473
B&G Foods, Inc.	3,789	130,910
Boulder Brands, Inc.†	133	2,133
General Mills, Inc.	6,234	298,733
Hain Celestial Group, Inc.†	53	4,087
J&J Snack Foods Corp.	23	1,857
Kraft Foods Group, Inc.	9,540	500,278
Lancaster Colony Corp.	19	1,488
Unilever NV	11,600	437,552

		1,378,511

Food-Retail - 0.9%

Dairy Farm International Holdings, Ltd. ADR	4,394	221,370
Kroger Co.	28,651	1,155,781
SUPERVALU, Inc.†	280	2,304
Tesco PLC ADR	33,000	579,480
Whole Foods Market, Inc.	102	5,967

		1,964,902

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	56	1,694
United Natural Foods, Inc.†	69	4,638

		6,332

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	130	1,769
Iconix Brand Group, Inc.†	43	1,428
Steven Madden, Ltd.†	53	2,853
Wolverine World Wide, Inc.	64	3,727

		9,777

Forestry - 0.0%

Deltic Timber Corp.	24	1,563

Funeral Services & Related Items - 0.0%

Stewart Enterprises, Inc., Class A	123	1,616

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	40,200	219,492
Pinnacle Entertainment, Inc.†	98	2,455

		221,947

Gas-Distribution - 0.6%

Sempra Energy	14,262	1,220,827
Vectren Corp.	2,527	84,276

		1,305,103

Gold Mining - 0.0%

IAMGOLD Corp.	16,437	78,076

Health Care Cost Containment - 0.0%

ExamWorks Group, Inc.†	70	1,819

Heart Monitors - 0.0%

HeartWare International, Inc.†	22	1,611

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	4,595	126,362

Home Furnishings - 0.0%

American Woodmark Corp.†	37	1,282
Ethan Allen Interiors, Inc.	49	1,366
Select Comfort Corp.†	90	2,191

		4,839

Hotels/Motels - 0.0%

Red Lion Hotels Corp.†	9,085	47,878
Wyndham Worldwide Corp.	69	4,207

		52,085

Housewares - 0.0%

Libbey, Inc.†	62	1,474

Human Resources - 0.4%

Adecco SA ADR	19,200	684,672
AMN Healthcare Services, Inc.†	100	1,376
Barrett Business Services, Inc.	25	1,683
Insperity, Inc.	44	1,654
Kforce, Inc.	87	1,539
On Assignment, Inc.†	80	2,640
Robert Half International, Inc.	3,351	130,789
Team Health Holdings, Inc.†	97	3,680
TrueBlue, Inc.†	6,356	152,608

		980,641

Industrial Automated/Robotic - 0.0%

Cognex Corp.	122	3,826
Rockwell Automation, Inc.	78	8,341

		12,167

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	2,056	219,108
Praxair, Inc.	67	8,054

		227,162

Instruments-Controls - 0.2%

Honeywell International, Inc.	4,357	361,805
Woodward, Inc.	99	4,042

		365,847

Instruments-Scientific - 0.3%

FEI Co.	1,918	168,400
Fluidigm Corp.†	97	2,128
Thermo Fisher Scientific, Inc.	2,747	253,136
Waters Corp.†	2,398	254,692

		678,356

Insurance Brokers - 0.2%

eHealth, Inc.†	55	1,774
Willis Group Holdings PLC	12,400	537,292

		539,066

Insurance-Life/Health - 0.1%

Protective Life Corp.	3,882	165,179
Prudential Financial, Inc.	70	5,459
StanCorp Financial Group, Inc.	1,200	66,024

		236,662

Insurance-Multi-line - 1.6%

ACE, Ltd.	17,370	1,625,137
Allstate Corp.	10,557	533,656
MetLife, Inc.	26,771	1,256,899
XL Group PLC	7,488	230,780

		3,646,472

Insurance-Property/Casualty - 1.6%

Catlin Group, Ltd. ADR	47,600	736,658
Chubb Corp.	3,982	355,433
Employers Holdings, Inc.	67	1,992
Fidelity National Financial, Inc., Class A	52,722	1,402,405
Hanover Insurance Group, Inc.	105	5,809
HCC Insurance Holdings, Inc.	16,651	729,647
Infinity Property & Casualty Corp.	26	1,680
Markel Corp.†	442	228,854
OneBeacon Insurance Group, Ltd., Class A	7,063	104,250

		3,566,728

Insurance-Reinsurance - 0.5%

PartnerRe, Ltd.	1,825	167,060
Swiss Re AG ADR	9,074	751,781
Validus Holdings, Ltd.	5,109	188,931

		1,107,772

Internet Application Software - 0.0%

Dealertrack Technologies, Inc.†	61	2,613
VirnetX Holding Corp.†	83	1,693

		4,306

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc.	86	2,774

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†	399	20,046

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	153	1,302
HealthStream, Inc.†	53	2,008
LinkedIn Corp., Class A†	26	6,397
WebMD Health Corp.†	67	1,916
XO Group, Inc.†	118	1,525
Yelp, Inc.†	59	3,905

		17,053

Internet Security - 0.0%

Sourcefire, Inc.†	47	3,568
Symantec Corp.	179	4,431
Zix Corp.†	362	1,770

		9,769

Internet Telephone - 0.0%

BroadSoft, Inc.†	54	1,946

Investment Companies - 0.1%

Ares Capital Corp.	14,203	245,570

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†	29	5,297
Ameriprise Financial, Inc.	1,900	173,052
BlackRock, Inc.	3,815	1,032,415
Financial Engines, Inc.	77	4,577
Franklin Resources, Inc.	12,135	613,424
GAMCO Investors, Inc., Class A	40	3,037
T. Rowe Price Group, Inc.	3,097	222,767
Virtus Investment Partners, Inc.†	10	1,627
Westwood Holdings Group, Inc.	40	1,922
WisdomTree Investments, Inc.†	172	1,997

		2,060,115

Lasers-System/Components - 0.0%

Coherent, Inc.	32	1,966
Electro Scientific Industries, Inc.	919	10,762

		12,728

Leisure Products - 0.0%

Brunswick Corp.	131	5,228

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	54	4,969
Universal Display Corp.†	73	2,338

		7,307

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	8,604	573,198

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.	1,050	87,539
Hyster-Yale Materials Handling, Inc.	23	2,062

		89,601

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	70	2,758

Machinery-Farming - 0.9%

AG Growth International, Inc.	13,400	507,324
AGCO Corp.	1,475	89,120
Deere & Co.	16,664	1,356,283
Lindsay Corp.	20	1,632

		1,954,359

Machinery-General Industrial - 0.2%

Altra Holdings, Inc.	71	1,910
Applied Industrial Technologies, Inc.	2,816	145,024
Chart Industries, Inc.†	45	5,537
IDEX Corp.	3,433	224,003
Middleby Corp.†	24	5,014
Tennant Co.	26	1,612

		383,100

Machinery-Pumps - 0.0%

Flowserve Corp.	127	7,924

Medical Information Systems - 0.1%

athenahealth, Inc.†	53	5,754
Cerner Corp.†	262	13,768
Computer Programs & Systems, Inc.	2,998	175,383
Medidata Solutions, Inc.†	40	3,957
Quality Systems, Inc.	74	1,608

		200,470

Medical Instruments - 0.5%

Abaxis, Inc.	38	1,600
ArthroCare Corp.†	50	1,779
DexCom, Inc.†	120	3,388
Edwards Lifesciences Corp.†	3,801	264,664
Endologix, Inc.†	139	2,242
Intuitive Surgical, Inc.†	11	4,139
MAKO Surgical Corp.†	113	3,335
Medtronic, Inc.	11,849	630,959
Spectranetics Corp.†	103	1,728
St Jude Medical, Inc.	96	5,149
Techne Corp.	1,733	138,744
Thoratec Corp.†	81	3,020
Vascular Solutions, Inc.†	132	2,218
Volcano Corp.†	107	2,559

		1,065,524

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	47	1,404
Covance, Inc.†	1,500	129,690
Laboratory Corp. of America Holdings†	46	4,561

		135,655

Medical Products - 1.0%

ABIOMED, Inc.†	82	1,564
Accuray, Inc.†	253	1,870
Baxter International, Inc.	134	8,802
Becton Dickinson and Co.	5,845	584,617
Cantel Medical Corp.	69	2,198
Covidien PLC	8,100	493,614
Cyberonics, Inc.†	40	2,029
Globus Medical, Inc., Class A†	96	1,676
Haemonetics Corp.†	60	2,393
Luminex Corp.†	85	1,700
NxStage Medical, Inc.†	130	1,711
Sonova Holding AG ADR	19,000	472,720
Teleflex, Inc.	7,132	586,821
Varian Medical Systems, Inc.†	2,429	181,519
West Pharmaceutical Services, Inc.	78	3,210

		2,346,444

Medical Sterilization Products - 0.0%

STERIS Corp.	2,054	88,240

Medical-Biomedical/Gene - 0.3%

Acorda Therapeutics, Inc.†	70	2,400
Aegerion Pharmaceuticals, Inc.†	48	4,114
Alexion Pharmaceuticals, Inc.†	57	6,621
Alnylam Pharmaceuticals, Inc.†	90	5,761
AMAG Pharmaceuticals, Inc.†	62	1,332
Amgen, Inc.	168	18,806
Arena Pharmaceuticals, Inc.†	345	1,818
Arqule, Inc.†	509	1,186
Biogen Idec, Inc.†	56	13,482
Celgene Corp.†	99	15,239
Celldex Therapeutics, Inc.†	129	4,570
Dendreon Corp.†	379	1,110
Exact Sciences Corp.†	131	1,547
Exelixis, Inc.†	445	2,590
Gilead Sciences, Inc.†	8,696	546,457
Halozyme Therapeutics, Inc.†	221	2,440
Illumina, Inc.†	45	3,637
ImmunoGen, Inc.†	130	2,213
InterMune, Inc.†	186	2,859
Ligand Pharmaceuticals, Inc., Class B†	42	1,818
Medicines Co.†	92	3,084
Merrimack Pharmaceuticals, Inc.†	211	802
Momenta Pharmaceuticals, Inc.†	104	1,497
NPS Pharmaceuticals, Inc.†	119	3,785
PDL BioPharma, Inc.	264	2,104
Puma Biotechnology, Inc.†	39	2,093
Regeneron Pharmaceuticals, Inc.†	23	7,196
Sequenom, Inc.†	305	814
Vertex Pharmaceuticals, Inc.†	65	4,928

		666,303

Medical-Drugs - 3.7%

Abbott Laboratories	18,715	621,151
AbbVie, Inc.	19,814	886,280
ACADIA Pharmaceuticals, Inc.†	118	3,241
Achillion Pharmaceuticals, Inc.†	272	821
Akorn, Inc.†	116	2,283
Allergan, Inc.	5,675	513,304
Array BioPharma, Inc.†	273	1,698
Auxilium Pharmaceuticals, Inc.†	105	1,914
Bristol-Myers Squibb Co.	8,450	391,066
Clovis Oncology, Inc.†	25	1,519
Forest Laboratories, Inc.†	1,701	72,786
GlaxoSmithKline PLC ADR	18,391	922,676
Infinity Pharmaceuticals, Inc.†	97	1,693
Ironwood Pharmaceuticals, Inc.†	177	2,097
Johnson & Johnson	10,425	903,743
Keryx Biopharmaceuticals, Inc.†	178	1,798
Mallinckrodt PLC†	3,312	146,026
Merck & Co., Inc.	20,532	977,529
Novartis AG ADR	15,798	1,211,865
Novo Nordisk A/S ADR	800	135,376
Opko Health, Inc.†	273	2,405
Optimer Pharmaceuticals, Inc.†	108	1,361
Orexigen Therapeutics, Inc.†	243	1,492
Pacira Pharmaceuticals, Inc.†	56	2,693
Pfizer, Inc.	33,739	968,647
Raptor Pharmaceutical Corp.†	137	2,047
Roche Holding AG ADR	10,455	706,026
Santarus, Inc.†	103	2,325
ViroPharma, Inc.†	106	4,166
Vivus, Inc.†	179	1,668
Zoetis, Inc.	138	4,295

		8,495,991

Medical-Generic Drugs - 0.3%

Actavis plc.†	1,026	147,744
Mylan, Inc.†	150	5,725
Perrigo Co.	32	3,948
Teva Pharmaceutical Industries, Ltd. ADR	15,560	587,857

		745,274

Medical-HMO - 0.0%

Centene Corp.†	76	4,861
Molina Healthcare, Inc.†	41	1,460

		6,321

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†	61	2,405
Universal Health Services, Inc., Class B	8,113	608,394
Vanguard Health Systems, Inc.†	64	1,345

		612,144

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	38	1,562

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.	65	2,769

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	85	5,194
McKesson Corp.	4,487	575,682

		580,876

Metal Processors & Fabrication - 0.1%

Mueller Industries, Inc.	51	2,839
Precision Castparts Corp.	1,330	302,229
RBC Bearings, Inc.†	28	1,845
Sun Hydraulics Corp.	50	1,813
Worthington Industries, Inc.	86	2,961

		311,687

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	6,769	223,919

Miscellaneous Manufacturing - 0.1%

Aptargroup, Inc.	3,400	204,442
Hillenbrand, Inc.	91	2,490
John Bean Technologies Corp.	75	1,866
Trimas Corp.†	66	2,462

		211,260

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	2,230	143,255

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class A	335	11,222
Viacom, Inc., Class B	4,979	416,145
Walt Disney Co.	13,645	879,966

		1,307,333

Networking Products - 0.2%

Cisco Systems, Inc.	10,722	251,109
Infinera Corp.†	192	2,172
Ixia†	106	1,661
LogMeIn, Inc.†	57	1,770
Polycom, Inc.†	7,533	82,260

		338,972

Non-Ferrous Metals - 0.3%

Cameco Corp.	35,200	636,064

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	9,045	301,741
Waste Connections, Inc.	5,704	259,019

		560,760

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	97	2,831
HNI Corp.	9,069	328,116
Interface, Inc.	122	2,421
Knoll, Inc.	95	1,609

		334,977

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	4,700	252,625
Nabors Industries, Ltd.	5,283	84,845
Seadrill, Ltd.	106	4,778

		342,248

Oil Companies-Exploration & Production - 2.2%

Abraxas Petroleum Corp.†	858	2,205
Apache Corp.	6,170	525,314
Approach Resources, Inc.†	68	1,787
Bonanza Creek Energy, Inc.†	57	2,751
BreitBurn Energy Partners LP	7,637	139,986
Cabot Oil & Gas Corp.	142	5,299
Carrizo Oil & Gas, Inc.†	73	2,724
Cimarex Energy Co.	3,500	337,400
CNOOC, Ltd. ADR	180	36,324
Concho Resources, Inc.†	45	4,896
Crescent Point Energy Corp.	17,266	653,729
Devon Energy Corp.	5,186	299,543
Energen Corp.	3,250	248,268
EOG Resources, Inc.	67	11,342
EQT Corp.	48	4,259
EXCO Resources, Inc.	169	1,139
Kodiak Oil & Gas Corp.†	457	5,511
Occidental Petroleum Corp.	17,464	1,633,583
Pengrowth Energy Corp.	40,911	240,688
Penn West Petroleum, Ltd.	46,208	514,295
Pioneer Natural Resources Co.	32	6,042
Range Resources Corp.	56	4,250
Rex Energy Corp.†	101	2,252
Rosetta Resources, Inc.†	96	5,228
Southwestern Energy Co.†	99	3,602
Vermilion Energy, Inc.	3,007	165,289
Zargon Oil & Gas, Ltd.	11,698	81,541

		4,939,247

Oil Companies-Integrated - 2.6%

Chevron Corp.	15,020	1,824,930
Exxon Mobil Corp.	16,441	1,414,584
Marathon Oil Corp.	14,452	504,086
Royal Dutch Shell PLC ADR	20,063	1,381,337
Total SA ADR	14,159	820,089

		5,945,026

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	71	4,144
Flotek Industries, Inc.†	103	2,369
FMC Technologies, Inc.†	89	4,933
Natural Gas Services Group, Inc.†	5,638	151,211
Thermon Group Holdings, Inc.†	62	1,433

		164,090

Oil Refining & Marketing - 0.7%

Calumet Specialty Products Partners LP	5,584	152,387
HollyFrontier Corp.	12,070	508,268

Marathon Petroleum Corp.	10,553	678,769
Suburban Propane Partners LP	3,385	158,418
Western Refining, Inc.	50	1,502

		1,499,344

Oil-Field Services - 0.1%

Halliburton Co.	227	10,930
Newpark Resources, Inc.†	161	2,038
Schlumberger, Ltd.	2,243	198,192
Targa Resources Corp.	48	3,502

		214,662

Paper & Related Products - 0.0%

Clearwater Paper Corp.†	34	1,624
International Paper Co.	129	5,779
KapStone Paper and Packaging Corp.	67	2,868
P.H. Glatfelter Co.	60	1,624
Wausau Paper Corp.	159	2,066

		13,961

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	91	3,298
Masimo Corp.	77	2,051

		5,349

Pharmacy Services - 0.0%

Catamaran Corp.†	77	3,538
Express Scripts Holding Co.†	177	10,935

		14,473

Physical Therapy/Rehabilitation Centers - 0.0%

HealthSouth Corp.	99	3,414

Physicians Practice Management - 0.0%

IPC The Hospitalist Co., Inc.†	36	1,836

Pipelines - 1.0%

Atlas Pipeline Partners LP	6,308	244,750
Crosstex Energy, Inc.	97	2,026
Enterprise Products Partners LP	11,704	714,412
Kinder Morgan Energy Partners LP	6,809	543,563
Kinder Morgan, Inc.	19,647	698,844
ONEOK, Inc.	902	48,095
Primoris Services Corp.	72	1,834
SemGroup Corp., Class A	53	3,022
Williams Cos., Inc.	123	4,472

		2,261,018

Poultry - 0.0%

Pilgrim’s Pride Corp.†	117	1,964
Sanderson Farms, Inc.	36	2,349

		4,313

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	80	1,402
Capstone Turbine Corp.†	1,590	1,876
Generac Holdings, Inc.	67	2,857
Hubbell, Inc., Class B	1,582	165,699
SunPower Corp.†	72	1,883

		173,717

Precious Metals - 0.0%

Paramount Gold and Silver Corp.†	1,575	2,032

Printing-Commercial - 0.0%

Deluxe Corp.	54	2,250
VistaPrint NV†	56	3,165

		5,415

Private Equity - 0.2%

KKR & Co. LP	25,441	523,576

Protection/Safety - 0.0%

Landauer, Inc.	1,906	97,682

Racetracks - 0.0%

Churchill Downs, Inc.	21	1,817

Radio - 0.0%

Sirius XM Radio, Inc.	1,448	5,604

Real Estate Investment Trusts - 3.0%

Agree Realty Corp.	4,640	140,035
Alexandria Real Estate Equities, Inc.	9,410	600,828
American Capital Agency Corp.	34,869	786,993
American Tower Corp.	98	7,265
Annaly Capital Management, Inc.	57,110	661,334
Apartment Investment & Management Co., Class A	156	4,359
BioMed Realty Trust, Inc.	10,600	197,054
Capstead Mortgage Corp.	18,349	215,968
Colony Financial, Inc.	6,976	139,380
CoreSite Realty Corp.	49	1,663
CYS Investments, Inc.	32,100	260,973
Digital Realty Trust, Inc.	28,991	1,539,422
DuPont Fabros Technology, Inc.	64	1,649
EastGroup Properties, Inc.	1,052	62,289
EPR Properties	3,071	149,681
Equity Lifestyle Properties, Inc.	108	3,690
Essex Property Trust, Inc.	1,101	162,618
Geo Group, Inc.	41	1,363
Glimcher Realty Trust	278	2,711
Hatteras Financial Corp.	4,401	82,343
HCP, Inc.	7,361	301,433
Inland Real Estate Corp.	170	1,739
Kilroy Realty Corp.	85	4,246
LTC Properties, Inc.	48	1,823
Medical Properties Trust, Inc.	5,691	69,259
National Health Investors, Inc.	25	1,422
Omega Healthcare Investors, Inc.	17,880	534,076
Plum Creek Timber Co., Inc.	2,325	108,880
Potlatch Corp.	57	2,262
PS Business Parks, Inc.	27	2,015
Ryman Hospitality Properties, Inc.	52	1,795
Sabra Health Care REIT, Inc.	2,920	67,189
Simon Property Group, Inc.	47	6,967
Sovran Self Storage, Inc.	33	2,497
Strategic Hotels & Resorts, Inc.†	318	2,760
Sun Communities, Inc.	62	2,642
Tanger Factory Outlet Centers	10,821	353,306
UMH Properties, Inc.	320	3,178
Universal Health Realty Income Trust	48	2,010
Ventas, Inc.	1,463	89,974
Weyerhaeuser Co.	11,170	319,797

		6,900,888

Real Estate Management/Services - 0.0%

HFF, Inc., Class A	78	1,954

Real Estate Operations & Development - 0.1%

Gafisa SA ADR†	57,600	184,896

Recreational Centers - 0.0%

Life Time Fitness, Inc.†	33	1,699

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	35	1,997

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	11,202	310,296
H&E Equipment Services, Inc†.	72	1,912
Hertz Global Holdings, Inc.†	13,064	289,498
McGrath RentCorp	4,666	166,576

		768,282

Research & Development - 0.0%

PAREXEL International Corp.†	84	4,219

Resort/Theme Parks - 0.0%

Vail Resorts, Inc.	48	3,330

Respiratory Products - 0.0%

ResMed, Inc.	111	5,863

Retail-Apparel/Shoe - 0.0%

Aeropostale, Inc.†	165	1,551
ANN, Inc.†	76	2,753
Buckle, Inc.	38	2,054
Coach, Inc.	82	4,472
Destination Maternity Corp.	65	2,067
Express, Inc.†	143	3,373
Francesca’s Holdings Corp.†	81	1,510
Gap, Inc.	112	4,511
Genesco, Inc.†	29	1,902
L Brands, Inc.	86	5,255
PVH Corp.	32	3,798
Ross Stores, Inc.	73	5,314
rue21, Inc.†	33	1,331

		39,891

Retail-Appliances - 0.0%

Conn’s, Inc.†	37	1,851

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	10	4,227
O’Reilly Automotive, Inc.†	41	5,231

		9,458

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	51	2,713
CarMax, Inc.†	85	4,120
Copart, Inc.†	8,213	261,091
Lithia Motors, Inc., Class A	38	2,773

		270,697

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	71	5,493

Retail-Building Products - 0.1%

Home Depot, Inc.	3,751	284,513
Lowe’s Cos., Inc.	260	12,379
Lumber Liquidators Holdings, Inc.†	41	4,373

		301,265

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	52	3,822
Susser Holdings Corp.†	32	1,701

		5,523

Retail-Discount - 0.5%

Costco Wholesale Corp.	8,705	1,002,119
Dollar General Corp.†	89	5,025
Dollar Tree, Inc.†	81	4,630
HSN, Inc.	50	2,681
Target Corp.	115	7,358
Wal-Mart Stores, Inc.	196	14,496

		1,036,309

Retail-Drug Store - 0.1%

CVS Caremark Corp.	4,125	234,094
Rite Aid Corp.†	680	3,237
Walgreen Co.	173	9,307

		246,638

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.	153	2,986
Restoration Hardware Holdings, Inc.†	28	1,774

		4,760

Retail-Jewelry - 0.3%

Tiffany & Co.	9,870	756,239

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	9,093	511,027
TJX Cos., Inc.	169	9,530

		520,557

Retail-Misc./Diversified - 0.0%

Five Below, Inc.†	47	2,056
Pricesmart, Inc.	23	2,191

		4,247

Retail-Pawn Shops - 0.0%

First Cash Financial Services, Inc.†	49	2,840

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	98	4,240

Retail-Restaurants - 0.6%

AFC Enterprises, Inc.†	46	2,005
BJ’s Restaurants, Inc.†	48	1,379
Bloomin’ Brands, Inc.†	76	1,794
Bravo Brio Restaurant Group, Inc.†	103	1,555
Buffalo Wild Wings, Inc.†	23	2,558
CEC Entertainment, Inc.	40	1,834
Cheesecake Factory, Inc.	68	2,989
Chipotle Mexican Grill, Inc.†	312	133,754
Chuy’s Holdings, Inc.†	40	1,436
Cracker Barrel Old Country Store, Inc.	22	2,271
Fiesta Restaurant Group, Inc.†	44	1,657
Jack in the Box, Inc.†	48	1,920
Krispy Kreme Doughnuts, Inc.†	116	2,244
McDonald’s Corp.	5,197	500,003
Red Robin Gourmet Burgers, Inc.†	30	2,133
Ruth’s Hospitality Group, Inc.	124	1,471

Sonic Corp.†	128	2,272
Starbucks Corp.	8,990	691,960
Texas Roadhouse, Inc.	95	2,497
Yum! Brands, Inc.	121	8,638

		1,366,370

Retail-Sporting Goods - 0.0%

Hibbett Sports, Inc.†	35	1,965
Zumiez, Inc.†	53	1,460

		3,425

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	46	2,013

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	63	1,332
Emeritus Corp.†	85	1,575

		2,907

Rubber-Tires - 0.3%

Bridgestone Corp. ADR	9,300	681,969

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†	26	1,986

Satellite Telecom - 0.1%

Inmarsat PLC ADR	28,500	324,615
Loral Space & Communications, Inc.	23	1,558

		326,173

Savings & Loans/Thrifts - 0.3%

BofI Holding, Inc.†	29	1,881
Washington Federal, Inc.	28,906	597,776

		599,657

Schools - 0.0%

American Public Education, Inc.†	39	1,474
Grand Canyon Education, Inc.†	73	2,940
K12, Inc.†	51	1,575
Strayer Education, Inc.	28	1,163

		7,152

Security Services - 0.3%

Brink’s Co.	59	1,670
Secom Co., Ltd. ADR	36,800	577,392

		579,062

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	24	2,023

Semiconductor Components-Integrated Circuits - 0.6%

Cypress Semiconductor Corp.	13,379	124,960
Exar Corp.†	114	1,529
Hittite Microwave Corp.†	36	2,353
Linear Technology Corp.	191	7,575
Maxim Integrated Products, Inc.	23,365	696,277
Micrel, Inc.	168	1,530
Power Integrations, Inc.	45	2,437
QUALCOMM, Inc.	3,903	262,906
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,917	371,712

		1,471,279

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	45,721	801,946
Cabot Microelectronics Corp.†	45	1,733
Lam Research Corp.†	4,229	216,483
MKS Instruments, Inc.	1,834	48,766
Ultratech, Inc.†	50	1,515

		1,070,443

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	293	2,341

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	4,075	298,575
Schnitzer Steel Industries, Inc., Class A	7,250	199,665

		498,240

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	135	3,373
Corning, Inc.	12,175	177,633

		181,006

Telecom Services - 0.4%

BCE, Inc.	10,635	454,115
Consolidated Communications Holdings, Inc.	14,034	241,946
Primus Telecommunications Group, Inc.	137	464
RigNet, Inc.†	55	1,992
Vivendi SA ADR	7,200	165,240

		863,757

Telecommunication Equipment - 0.3%

ADTRAN, Inc.	72	1,918
ARRIS Group, Inc.†	153	2,610
Harris Corp.	4,055	240,462
Kudelski SA(1)	32,500	442,030
Plantronics, Inc.	54	2,487

		689,507

Telephone-Integrated - 0.7%

AT&T, Inc.	14,831	501,584
CenturyLink, Inc.	13,163	413,055
General Communication, Inc., Class A†	176	1,676
Shenandoah Telecommunications Co.	102	2,458
Verizon Communications, Inc.	11,536	538,270
Windstream Holdings, Inc.	23,090	184,720

		1,641,763

Television - 0.2%

CBS Corp., Class B	150	8,274
Sinclair Broadcast Group, Inc., Class A	9,970	334,194

		342,468

Therapeutics - 0.0%

AVANIR Pharmaceuticals, Inc., Class A†	396	1,679
BioMarin Pharmaceutical, Inc.†	63	4,550
Isis Pharmaceuticals, Inc.†	176	6,607
MannKind Corp.†	279	1,590
Neurocrine Biosciences, Inc.†	146	1,653
Onyx Pharmaceuticals, Inc.†	28	3,491
Questcor Pharmaceuticals, Inc.	80	4,640
Sarepta Therapeutics, Inc.†	57	2,692
Synageva BioPharma Corp.†	36	2,279

		29,181

Tobacco - 0.2%

Altria Group, Inc.	463	15,904
Imperial Tobacco Group PLC ADR	5,600	415,240
Lorillard, Inc.	145	6,493
Philip Morris International, Inc.	346	29,960

		467,597

Tools-Hand Held - 0.2%

Snap-on, Inc.	3,534	351,633

Toys - 1.2%

Hasbro, Inc.	28,274	1,332,836
Mattel, Inc.	35,845	1,500,472

		2,833,308

Transactional Software - 0.0%

ACI Worldwide, Inc.†	54	2,919
Bottomline Technologies, Inc.†	69	1,924
InnerWorkings, Inc.†	143	1,404
Synchronoss Technologies, Inc.†	55	2,094

		8,341

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.†	5,234	129,437
TAL International Group, Inc.	3,828	178,882

		308,319

Transport-Marine - 0.2%

Kirby Corp.†	3,000	259,650
Tidewater, Inc.	2,600	154,154

		413,804

Transport-Rail - 0.5%

CSX Corp.	235	6,049
Kansas City Southern	40	4,375
Norfolk Southern Corp.	5,152	398,507
Union Pacific Corp.	4,789	743,923

		1,152,854

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	78	4,646
Expeditors International of Washington, Inc.	12,830	565,290
Hub Group, Inc., Class A†	60	2,354
Matson, Inc.	67	1,757
TNT Express NV ADR	44,000	399,960
United Parcel Service, Inc., Class B	5,931	541,915
UTi Worldwide, Inc.	126	1,904

		1,517,826

Transport-Truck - 0.0%

Forward Air Corp.	49	1,977
Knight Transportation, Inc.	90	1,487
Saia, Inc.†	50	1,559
Swift Transportation Co.†	161	3,251

		8,274

Travel Services - 0.0%

Ambassadors Group, Inc.	441	1,521
Interval Leisure Group, Inc.	74	1,749

		3,270

Venture Capital - 0.1%

Hercules Technology Growth Capital, Inc.	15,943	243,131

Veterinary Diagnostics - 0.1%

Neogen Corp.†	38	2,307
VCA Antech, Inc.†	4,187	114,975

		117,282

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	68	5,050

Water - 0.0%

California Water Service Group	3,900	79,248
York Water Co.	150	3,010

		82,258

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	1,809	13,115

Web Hosting/Design - 0.0%

Equinix, Inc.†	21	3,857
NIC, Inc.	127	2,935
Web.com Group, Inc.†	81	2,619

		9,411

Web Portals/ISP - 0.3%

Google, Inc., Class A†	773	677,078
Trulia, Inc.†	64	3,010

		680,088

Wire & Cable Products - 0.0%

Belden, Inc.	62	3,971
Insteel Industries, Inc.	96	1,546

		5,517

Wireless Equipment - 0.0%

Aruba Networks, Inc.†	193	3,211
CalAmp Corp.†	89	1,569
Crown Castle International Corp.†	82	5,988
InterDigital, Inc.	66	2,464
Motorola Solutions, Inc.	87	5,166
RF Micro Devices, Inc.†	376	2,121
SBA Communications Corp., Class A†	52	4,184
ViaSat, Inc.†	61	3,889

		28,592

Total Common Stock (cost $108,937,466)		141,104,136

EXCHANGE-TRADED FUNDS - 3.2%

iShares MSCI Emerging Markets Index Fund (cost $6,926,471)	179,200	7,305,984

PREFERRED SECURITIES - 0.2%
Brewery - 0.2%

Cia de Bebidas das Americas ADR (cost $417,499)	10,947	419,818

WARRANTS - 0.0%
Real Estate Management/Services - 0.0%

Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)† (cost $42)	7	19

ASSET BACKED SECURITIES - 4.8%
Diversified Financial Services - 4.8%

ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.52% due 05/25/2035	$406,553	394,386
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(2)	200,000	196,641
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(2)	183,998	182,560
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	187,941	187,790
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A2 0.68% due 10/11/2016	200,000	200,083
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2007-4, Class AM 5.81% due 02/10/2051(3)	300,000	328,529
Bear Stearns Asset Backed Securities Trust Series 2005-AC6, Class 21A1 5.25% due 09/25/2020(4)	336,761	344,529
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.96% due 09/11/2042(3)	300,000	320,456
Capital Auto Receivables Asset Trust Series 2013-1, Class A1 0.47% due 03/20/2015	250,000	249,791
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.53% due 10/25/2035*(4)	29,396	28,741
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.58% due 02/25/2036*(4)	400,000	344,587
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(4)	277,933	279,368
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/2036*(4)	106,172	109,383
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.53% due 01/15/2046(3)	300,000	317,514
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(4)	10,258	10,435
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	225,839	225,381
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.14% due 05/25/2034(4)	16,304	15,551
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/2047*(4)	218,205	225,662
CSMC Trust VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(4)	194,703	182,981
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.46% due 10/25/2035	33,631	33,610
First Horizon Alternative Mtg. Securities FRS Series 2004-AA3, Class A3 2.19% due 09/25/2034(4)	200,000	192,247
GS Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(3)	300,000	333,316
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.70% due 12/26/2037*(4)	243,285	244,788
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(4)	188,516	191,218
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2013-LC11, Class AS 3.22% due 04/15/2046(3)	300,000	282,573
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/2047(3)	340,000	375,605
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)	300,000	318,757
Morgan Stanley Capital I Trust VRS Series 2005-T17, Class AJ 4.84% due 12/13/2041(3)	300,000	310,243
Morgan Stanley Capital I Trust VRS Series 2005-HQ6, Class AJ 5.07% due 08/13/2042(3)	340,000	356,791
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class B 5.31% due 10/12/2052*(3)	300,000	312,716
Morgan Stanley Capital I Trust VRS Series 2006-HQ10, Class AJ 5.39% due 11/12/2041(3)	400,000	396,940

Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.80% due 07/26/2035*(4)	300,000	275,533
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 2.91% due 07/26/2035*(4)	200,000	197,679
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(4)	287,855	291,630
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.66% due 07/25/2035	200,000	196,866
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	104,378	106,418
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	76,042	77,996
Santander Drive Auto Receivables Trust Series 2013-2, Class A2 0.47% due 03/15/2016	210,821	210,689
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(4)	241,641	232,067
Sequoia Mtg. Trust VRS Series 2013-1, Class 2A1 1.86% due 02/25/2043(4)	124,754	108,989
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.80% due 12/16/2030	135,558	131,304
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.60% due 11/25/2035	60,000	58,034
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	250,000	248,715
Springleaf Funding Trust Series 2013-BA, Class A 3.92% due 01/16/2023*	300,000	295,500
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(4)	100,000	95,718
Structured Asset Securities Corp. Pass Through Certs. VRS Series 2004-3, Class 4A1 5.74% due 03/25/2034(4)	99,890	102,230
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	188,012
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.92% due 05/15/2043(3)	300,000	325,063
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.60% due 10/25/2034	15,785	15,109
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(3)	350,000	371,196

Total Asset Backed Securities
(cost $10,789,147)		11,021,920

CONVERTIBLE BONDS & NOTES - 0.3%
Auto/Truck Parts & Equipment-Original - 0.2%

Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026*	500,000	627,187

Pharmacy Services - 0.1%

Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	149,000	158,313

Total Convertible Bonds & Notes (cost $627,217)		785,500

U.S. CORPORATE BONDS & NOTES - 11.6%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	219,635

Alternative Waste Technology - 0.2%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	500,000	527,500

Banks-Commercial - 0.2%

KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	272,746
Wachovia Bank NA FRS Sub. Notes 0.65% due 11/03/2014	250,000	250,534

		523,280

Banks-Super Regional - 0.2%

JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	286,039
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	243,834

		529,873

Beverages-Non-alcoholic - 0.3%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	687,187

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	231,279

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	460,063
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	250,000	248,771

		708,834

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	271,875

Casino Services - 0.1%

Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	270,000

Chemicals-Diversified - 0.1%

Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	250,000	240,000

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	250,000	252,500

Computers - 0.1%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	226,295

Containers-Paper/Plastic - 0.1%

Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	231,250

Diversified Banking Institutions - 0.7%

Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	265,898
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	250,000	264,575
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	259,423
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	539,577
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	279,668

		1,609,141

Diversified Financial Services - 0.4%

General Electric Capital Corp. FRS Senior Notes 0.46% due 05/11/2016	250,000	247,943
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	543,789

		791,732

Electric-Integrated - 0.6%

PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	539,120
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	493,346
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	300,939

		1,333,405

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	617,953

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	528,319
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	277,907

		806,226

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	247,500

Finance-Investment Banker/Broker - 0.4%

Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	260,521
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	268,311
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	302,709

		831,541

Food-Misc./Diversified - 0.4%

Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	259,837
Ingredion, Inc. Senior Notes 4.63% due 11/01/2020	500,000	529,602

		789,439

Independent Power Producers - 0.4%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	551,250

NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	276,875

		828,125

Insurance-Life/Health - 0.1%

Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	255,000	262,998

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	557,790

Medical Labs & Testing Services - 0.1%

Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	250,000	251,875

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	253,351
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	267,800

		521,151

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	250,000	250,904
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	233,803

		484,707

Medical-HMO - 0.3%

MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	500,000	552,500

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	491,250

MRI/Medical Diagnostic Imaging - 0.3%

Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/2016	584,000	598,600

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	274,240

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	257,965

Oil Companies-Exploration & Production - 0.7%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	250,000	240,000
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	500,000	530,000
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021*	250,000	255,625
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	526,250

		1,551,875

Oil Companies-Integrated - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	254,864

Oil Refining & Marketing - 0.1%

Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	238,750

Oil-Field Services - 0.2%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	500,000	485,000

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	450,000	484,875

Pipelines - 0.4%

DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	250,000	248,848
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/2026	500,000	626,486

		875,334

Property Trust - 0.1%

WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	263,716

Real Estate Investment Trusts - 1.0%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	251,251
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	277,888
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	259,983
HCP, Inc. Senior Notes 6.00% due 03/01/2015	250,000	266,794

Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	268,508
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	271,350
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	249,680
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	260,062
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	233,541

		2,339,057

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	260,807

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(5)(6)	125,000	13

Special Purpose Entity - 0.1%

Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(2)	250,000	266,624

Steel-Specialty - 0.2%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	500,000	525,007

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	245,328

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	536,961

Telephone-Integrated - 0.2%

AT&T, Inc. Senior Notes 2.50% due 08/15/2015	250,000	257,506
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	250,000	263,423

		520,929

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	257,326
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	261,678

		519,004

Total U.S. Corporate Bonds & Notes (cost $25,642,131)		26,395,790

FOREIGN CORPORATE BONDS & NOTES - 2.2%
Banks-Commercial - 0.1%

ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	262,575

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	563,750
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	545,000

		1,108,750

Diversified Banking Institutions - 0.1%

Morgan Stanley Senior Notes 6.00% due 05/13/2014	250,000	257,605

Diversified Minerals - 0.3%

Xstrata Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	248,637
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	500,064

		748,701

Electric-Integrated - 0.1%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	238,156

Insurance-Reinsurance - 0.3%

Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/2020	500,000	560,091

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	553,102
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/2013	250,000	251,117
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	260,128

		1,064,347

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	247,427

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 6.00% due 03/01/2021	500,000	512,500

Total Foreign Corporate Bonds & Notes (cost $4,752,519)		5,000,152

U.S. GOVERNMENT AGENCIES - 11.5%
Federal Home Loan Mtg. Corp. - 3.7%

0.63% due 12/29/2014	250,000	251,245
2.00% due 06/01/2028	294,136	287,045
3.00% due 01/01/2027	292,761	302,886
3.00% due 02/01/2027	298,241	308,500
3.00% due 10/01/2032	184,295	184,427
3.00% due 10/01/2042	336,852	328,404
3.00% due 05/01/2043	196,932	191,848
3.50% due 02/01/2042	306,431	311,253
3.50% due 07/01/2042	365,702	371,575
3.50% due 09/01/2042	129,974	132,023
3.50% due 10/01/2042	191,688	194,831
4.00% due 08/01/2026	142,509	151,051
4.00% due 12/01/2040	423,611	443,337
4.50% due 07/01/2039	663,268	710,331
4.50% due 03/01/2041	183,932	196,797
5.00% due 08/01/2033	207,551	223,879
5.00% due 04/01/2035	149,187	161,554
5.00% due 01/01/2040	212,197	230,778
5.00% due 06/01/2041	96,108	104,468
5.50% due 11/01/2017	34,595	36,691
5.50% due 01/01/2018	33,821	35,613
5.50% due 11/01/2018	112,730	119,633
5.50% due 05/01/2031	51,129	55,625
5.50% due 12/01/2033	175,895	192,056
5.50% due 01/01/2036	118,700	129,013
6.00% due 04/01/2017	24,285	25,802
6.00% due 05/01/2017	41,840	44,455
6.00% due 05/01/2031	26,838	29,647
6.00% due 09/01/2032	18,299	19,941
6.00% due 01/01/2035	469,149	508,310
6.50% due 01/01/2032	112,830	127,322
7.00% due 02/01/2015	1,391	1,432
7.00% due 03/01/2015	4,532	4,652
7.00% due 06/01/2015	1,369	1,391
7.00% due 03/01/2016	10,587	10,862
7.00% due 01/01/2032	13,964	15,817
7.50% due 12/01/2030	29,933	33,087
7.50% due 01/01/2031	52,269	60,207
7.50% due 02/01/2031	5,541	6,394
8.00% due 08/01/2030	12,151	12,671
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(4)	191,241	189,420
Series 4033, Class ED
2.50% due 10/15/2036(4)	362,418	369,006
Series 4206, Class NY
3.00% due 05/15/2033(4)	300,000	267,304
Series 3805, Class EG
3.50% due 06/15/2040(4)	137,892	143,971
Series 4121, Class UI
3.50% due 10/15/2042(4)(7)	761,826	173,508
Series 3741, Class PI
4.00% due 02/15/2035(4)(7)	423,028	36,101
Series 3754, Class MB
4.00% due 01/15/2039(4)	300,000	314,509
Series 3924, Class LB
4.00% due 05/15/2039(4)	200,000	205,493
Series 3844, Class QE
4.50% due 12/15/2040(4)	113,143	121,630

		8,377,795

Federal National Mtg. Assoc. - 5.1%
2.00% due 10/01/2027	364,791	356,282
2.00% due 02/01/2028	93,957	91,765
2.00% due 03/01/2028	285,744	279,079
2.50% due 05/01/2027	318,879	321,142
2.50% due 06/01/2027	519,097	522,798
3.00% due 04/01/2027	85,770	88,894
3.00% due 10/01/2042	189,005	184,849
3.00% due 12/01/2042	192,501	188,258
3.00% due 02/01/2043	459,224	449,163
3.00% due 04/01/2043	247,883	239,254
3.50% due 08/01/2033	297,562	307,753
3.50% due 03/01/2042	260,954	265,839
3.50% due 07/01/2042	144,923	147,689
3.50% due 09/01/2042	207,831	211,920
3.50% due 11/01/2042	287,942	293,616
4.00% due 09/01/2040	608,598	640,055
4.00% due 12/01/2040	231,120	243,570
4.00% due 01/01/2041	331,471	347,821
4.00% due 02/01/2041	178,702	187,580
4.00% due 11/01/2041	215,915	226,573
4.00% due 08/01/2043	497,788	525,825
4.50% due 08/01/2040	245,352	262,249
4.50% due 01/01/2041	286,561	310,046
4.50% due 05/01/2041	135,573	145,237
4.50% due 09/01/2041	143,250	153,060
4.50% due 09/01/2043	598,388	647,832
4.50% due 10/01/2043	200,000	216,031
5.00% due 02/01/2040	295,021	320,723
5.00% due 05/01/2040	154,208	168,567
5.00% due 06/01/2040	278,907	304,924
5.00% due 07/01/2041	154,549	170,669
5.50% due 02/01/2034	369,031	398,149
5.50% due 08/01/2034	56,244	60,906
6.00% due 08/01/2018	8,823	9,633
6.00% due 05/01/2031	14,897	16,481
6.00% due 08/01/2031	117,471	128,296
6.00% due 04/01/2032	30,329	33,559
6.50% due 06/01/2019	12,248	13,550
6.50% due 09/01/2024	32,061	35,491
6.50% due 09/01/2025	5,399	5,986
6.50% due 11/01/2025	10,522	11,689
6.50% due 05/01/2026	19,565	21,658
6.50% due 11/01/2027	820	907
6.50% due 07/01/2029	85,912	96,557
6.50% due 01/01/2032	6,677	7,384
6.50% due 03/01/2032	84,261	98,966
6.50% due 04/01/2032	92,154	103,134
6.50% due 12/01/2032	38,037	42,783

6.50% due 07/01/2034	92,252	106,209
6.50% due 10/01/2037	107,598	119,097
7.00% due 05/01/2015	478	479
7.00% due 12/01/2015	636	643
7.00% due 04/01/2016	5,059	5,281
7.00% due 05/01/2029	11,688	13,873
7.00% due 09/01/2029	7,546	7,902
7.00% due 12/01/2029	1,323	1,340
7.00% due 01/01/2031	4,185	4,726
7.50% due 11/01/2030	23,028	26,264
7.50% due 01/01/2031	102,215	113,622
7.50% due 02/01/2031	20,227	22,168
7.50% due 03/01/2031	15,492	17,061
8.00% due 01/01/2016	38,577	40,482
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(4)	95,026	91,807
Series 2012-16, Class GC
2.50% due 11/25/2041(4)	176,150	169,054
Series 2012-141, Class PB
2.50% due 12/25/2042(4)	200,000	170,908
Series 2012-125, Class IG
3.50% due 11/25/2042(4)(7)	672,129	161,927
Series 2009-19, Class PW
4.50% due 10/25/2036(4)	300,000	325,859
Series 1993-248, Class SA FRS
6.62% due 08/25/2023(4)(8)	8,279	8,354
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	198,677	230,151

		11,541,399

Government National Mtg. Assoc. - 2.7%
2.50% due 07/15/2027	268,698	270,190
3.00% due 02/15/2043	295,740	292,086
3.50% due 05/20/2027	133,544	141,588
3.50% due 11/15/2041	221,349	227,942
3.50% due 09/15/2042	261,616	269,428
4.00% due 08/15/2041	164,812	173,720
4.50% due 05/15/2039	122,137	131,300
4.50% due 10/15/2039	203,353	220,612
5.00% due 02/15/2040	170,062	185,450
5.50% due 07/20/2033	207,693	232,442
5.50% due 02/20/2034	145,148	162,368
6.00% due 05/20/2032	53,363	59,379
6.00% due 07/20/2033	130,680	145,734
6.50% due 11/15/2023	31,553	35,370
6.50% due 12/15/2023	81,566	91,454
6.50% due 02/15/2024	29,720	33,315
6.50% due 03/20/2027	1,639	1,827
6.50% due 04/20/2027	16,870	18,799
6.50% due 04/20/2034	72,647	83,043
7.00% due 12/15/2022	5,118	5,200
7.00% due 05/15/2023	2,337	2,363
7.00% due 06/15/2023	2,227	2,289
7.00% due 12/15/2023	6,251	6,900
7.00% due 04/15/2028	12,211	12,797
7.50% due 08/15/2030	14,926	15,458
7.50% due 09/15/2030	4,732	5,070
7.50% due 11/15/2030	34,321	38,034
7.50% due 01/15/2031	13,475	15,455
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.74% due 05/16/2053(3)(7)	1,281,102	96,384
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(3)(7)	1,971,310	146,498
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(3)(7)	2,463,908	188,868
Series 2013-80, Class IO VRS
0.92% due 03/16/2052(3)(7)	3,480,207	295,438
Series 2012-131, Class IO VRS
0.93% due 02/16/2053(3)(7)	1,969,250	168,889
Series 2013-101, Class IO VRS
0.93% due 10/16/2054(3)(7)	2,992,170	182,307
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(3)(7)	1,390,203	107,898
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(3)(7)	1,969,520	155,092
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(3)(7)	2,283,857	167,614
Series 2012-19, Class IO VRS
1.52% due 08/16/2052(3)(7)	1,369,608	100,922
Series 2011-126, Class IO VRS
1.57% due 04/16/2053(3)(7)	3,837,358	293,650
Series 2013-55, Class AB
1.58% due 12/16/2042(3)	99,051	98,158
Series 2009-94, Class KB
3.00% due 09/16/2039(4)	96,546	99,569
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	360,159	378,945
Series 2011-128, Class BI
4.00% due 09/16/2026(4)(7)	1,135,145	119,639
Series 2011-28, Class V
4.00% due 02/20/2034(4)	278,236	291,155
Series 2010-165, Class IP
4.00% due 04/20/2038(4)(7)	741,810	99,403
Series 2002-70, Class PA
4.50% due 08/20/2032(4)	17,697	18,443
Series 2010-107, Class IO
4.50% due 04/20/2036(4)(7)	324,999	48,336
Series 2011-27, Class CB VRS 3.48% due 07/16/2045(3)	250,000	261,436

		6,198,257

Total U.S. Government Agencies (cost $25,914,452)		26,117,451

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.2%
6.25% due 08/15/2023	300,000	397,031

United States Treasury Notes - 0.5%
1.75% due 10/31/2018	400,000	406,657
1.88% due 02/28/2014	100,000	100,754
2.13% due 05/31/2015	330,000	340,196
3.13% due 05/15/2021	100,000	106,875
4.13% due 05/15/2015	250,000	265,654

		1,220,136

Total U.S. Government Treasuries (cost $1,596,171)		1,617,167

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
Banks-Super Regional - 0.2%

PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(9)	250,000	257,500
Wells Fargo & Co. FRS 7.98% due 03/15/2018(9)	250,000	275,000

		532,500

Diversified Banking Institutions - 0.4%

Bank of America Corp. FRS 8.13% due 05/15/2018(9)	500,000	548,750
JPMorgan Chase & Co. FRS 7.90% due 04/30/2018(9)	250,000	271,250

		820,000

Total Preferred Securities/Capital Securities (cost $1,246,722)		1,352,500

LOANS(10)(11) - 0.1%
Casino Hotels - 0.1%

CCM Merger, Inc. 5.00% due 03/01/2017 (cost $206,352)	206,352	208,190

Total Long-Term Investment Securities (cost $187,056,189)		221,328,627

REPURCHASE AGREEMENT - 2.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2013, to be repurchased 10/01/2013 in the amount of $6,602,000 and collateralized by $6,730,000 of United States Treasury Notes, bearing interest at 0.25% due 03/31/2014 and having an approximate value of $6,736,044 (cost $6,602,000)	6,602,000	6,602,000

TOTAL INVESTMENTS (cost $193,658,189)(12)	100.1%	227,930,627
Liabilities in excess of other assets	(0.1)	(222,664)

NET ASSETS	100.0%	$227,707,963

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $11,702,540 representing 5.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	“Step-up” security where the rate increases (“steps-up”) at a pre-determined rate. The rate reflected is as of September 30, 2013.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Illiquid Security. At September 30, 2013, the aggregate value of these securities was $13 representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current rate at September 30, 2013.
(9)	Perpetual Maturity- maturity date reflects the next call date.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$3,041,764	$248,824	$—	$3,290,588
Telecommunication Equipment	247,477	442,030	—	689,507
Other Industries*	137,124,041	—	—	137,124,041
Exchange-Traded Funds	7,305,984	—	—	7,305,984
Preferred Stock	419,818	—	—	419,818
Warrants	19	—	—	19
Asset Backed Securities	—	11,021,920	—	11,021,920
Convertible Bonds & Notes	—	785,500	—	785,500
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	26,395,777	—	26,395,777
Foreign Corporate Bonds & Notes	—	5,000,152	—	5,000,152
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	11,541,399	—	11,541,399
Other Government Agencies*	—	14,576,052	—	14,576,052
U.S. Government Treasuries	—	1,617,167	—	1,617,167
Preferred Securities/Capital Securities	—	1,352,500	—	1,352,500
Loans	—	208,190	—	208,190
Repurchase Agreement	—	6,602,000	—	6,602,000

Total	$148,139,103	$79,791,511	$13	$227,930,627

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.1%
Aerospace/Defense - 1.8%

Boeing Co.	7,895	$927,662
TransDigm Group, Inc.	3,715	515,271

		1,442,933

Aerospace/Defense-Equipment - 1.8%

United Technologies Corp.	13,935	1,502,472

Applications Software - 1.0%

Intuit, Inc.	11,960	793,068

Banks-Commercial - 0.5%

Zions Bancorporation	14,385	394,437

Banks-Super Regional - 3.1%

PNC Financial Services Group, Inc.	14,760	1,069,362
Wells Fargo & Co.	35,635	1,472,438

		2,541,800

Beverages-Non-alcoholic - 0.8%

Monster Beverage Corp.†	12,835	670,629

Beverages-Wine/Spirits - 0.9%

Constellation Brands, Inc., Class A†	12,130	696,262

Chemicals-Diversified - 1.0%

Dow Chemical Co.	21,695	833,088

Coatings/Paint - 0.7%

Sherwin-Williams Co.	3,105	565,669

Commercial Services-Finance - 3.1%

Automatic Data Processing, Inc.	13,910	1,006,806
Equifax, Inc.	11,960	715,806
MasterCard, Inc., Class A	1,220	820,791

		2,543,403

Computer Services - 1.9%

Accenture PLC, Class A	13,440	989,722
Cognizant Technology Solutions Corp., Class A†	6,625	544,045

		1,533,767

Computers - 2.9%

Apple, Inc.	5,050	2,407,587

Computers-Integrated Systems - 0.6%

Teradata Corp.†	8,195	454,331

Consulting Services - 2.8%

Genpact, Ltd.†	34,270	647,018
Towers Watson & Co., Class A	9,735	1,041,256
Verisk Analytics, Inc., Class A†	8,740	567,750

		2,256,024

Containers-Metal/Glass - 0.7%

Crown Holdings, Inc.†	13,200	558,096

Cosmetics & Toiletries - 0.7%

Coty, Inc., Class A†	34,600	560,866

Diversified Banking Institutions - 3.8%

Citigroup, Inc.	23,225	1,126,645
JPMorgan Chase & Co.	27,065	1,398,990
Morgan Stanley	23,230	626,048

		3,151,683

Diversified Manufacturing Operations - 2.9%

Dover Corp.	9,290	834,520
Eaton Corp. PLC	10,100	695,284
Illinois Tool Works, Inc.	11,455	873,673

		2,403,477

E-Commerce/Products - 2.1%

Amazon.com, Inc.†	3,460	1,081,734
eBay, Inc.†	11,505	641,864

		1,723,598

Electric Products-Misc. - 0.7%

AMETEK, Inc.	13,255	609,995

Electric-Integrated - 2.9%

American Electric Power Co., Inc.	15,295	663,038
NextEra Energy, Inc.	6,780	543,485
Pinnacle West Capital Corp.	5,900	322,966
Xcel Energy, Inc.	29,670	819,189

		2,348,678

Enterprise Software/Service - 1.5%

Oracle Corp.	37,110	1,230,939

Food-Dairy Products - 0.6%

WhiteWave Foods Co., Class A†	24,480	488,866

Food-Meat Products - 0.6%

Hillshire Brands Co.	15,785	485,231

Independent Power Producers - 0.2%

NRG Energy, Inc.	7,380	201,695

Insurance Brokers - 1.3%

Aon PLC	14,510	1,080,124

Insurance-Life/Health - 0.8%

Prudential Financial, Inc.	8,775	684,274

Insurance-Multi-line - 1.6%

ACE, Ltd.	7,030	657,727
Hartford Financial Services Group, Inc.	11,800	367,216
MetLife, Inc.	6,935	325,598

		1,350,541

Internet Security - 0.8%

VeriSign, Inc.†	13,550	689,559

Investment Management/Advisor Services - 1.8%

Ameriprise Financial, Inc.	8,640	786,931
BlackRock, Inc.	2,680	725,262

		1,512,193

Medical Products - 1.4%

Covidien PLC	9,245	563,390
Zimmer Holdings, Inc.	7,115	584,426

		1,147,816

Medical-Biomedical/Gene - 5.3%

Amgen, Inc.	6,050	677,237
Biogen Idec, Inc.†	3,275	788,489
Cubist Pharmaceuticals, Inc.†	10,315	655,518
Gilead Sciences, Inc.†	24,480	1,538,323
Regeneron Pharmaceuticals, Inc.†	2,300	719,601

		4,379,168

Medical-Drugs - 7.2%

Bristol-Myers Squibb Co.	19,680	910,790
Eli Lilly & Co.	18,220	917,013
Forest Laboratories, Inc.†	21,155	905,222
Merck & Co., Inc.	34,850	1,659,209
Pfizer, Inc.	28,410	815,651
Quintiles Transnational Holdings, Inc.†	3,100	139,128
Salix Pharmaceuticals, Ltd.†	8,150	545,072

		5,892,085

Medical-Generic Drugs - 1.2%

Actavis, Inc.†	6,590	948,960

Medical-HMO - 1.4%

UnitedHealth Group, Inc.	15,715	1,125,351

Medical-Wholesale Drug Distribution - 1.1%

McKesson Corp.	7,155	917,986

Multimedia - 2.6%

Time Warner, Inc.	20,130	1,324,755
Viacom, Inc., Class B	9,537	797,103

		2,121,858

Networking Products - 1.3%

Cisco Systems, Inc.	46,430	1,087,391

Oil Companies-Exploration & Production - 2.8%

Anadarko Petroleum Corp.	10,635	988,949
Chesapeake Energy Corp.	19,665	508,930
Cobalt International Energy, Inc.†	18,020	447,977
Newfield Exploration Co.†	13,340	365,116

		2,310,972

Oil Companies-Integrated - 3.9%

Chevron Corp.	13,190	1,602,585
Exxon Mobil Corp.	13,190	1,134,868
Phillips 66	7,860	454,465

		3,191,918

Oil Field Machinery & Equipment - 0.7%

National Oilwell Varco, Inc.	6,975	544,817

Oil-Field Services - 0.7%

Halliburton Co.	12,180	586,467

Physicians Practice Management - 0.1%

Envision Healthcare Holdings, Inc.†	4,100	106,723

Rental Auto/Equipment - 0.6%

Hertz Global Holdings, Inc.†	20,985	465,028

Retail-Apparel/Shoe - 2.3%

PVH Corp.	7,932	941,449
Ross Stores, Inc.	12,900	939,120

		1,880,569

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	26,560	1,264,522

Retail-Discount - 2.6%

Costco Wholesale Corp.	8,495	977,944
Dollar Tree, Inc.†	20,300	1,160,348

		2,138,292

Retail-Drug Store - 2.6%

CVS Caremark Corp.	18,555	1,052,996
Walgreen Co.	20,415	1,098,327

		2,151,323

Retail-Major Department Stores - 1.3%

TJX Cos., Inc.	18,135	1,022,633

Retail-Restaurants - 1.4%

McDonald’s Corp.	11,790	1,134,316

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	147	1

Telephone-Integrated - 1.3%

AT&T, Inc.	30,890	1,044,700

Tobacco - 2.4%

Altria Group, Inc.	22,035	756,902
Philip Morris International, Inc.	14,390	1,246,030

		2,002,932

Web Portals/ISP - 2.5%

Google, Inc., Class A†	1,505	1,318,245
Yahoo!, Inc.†	20,950	694,702

		2,012,947

Total Common Stock
(cost $70,358,806)		77,194,060

EXCHANGE-TRADED FUNDS - 4.4%

SPDR S&P 500 ETF Trust (cost $3,596,014)	21,322	3,584,228

Total Long-Term Investment Securities
(cost $73,954,820)		80,778,288

REPURCHASE AGREEMENTS - 1.9%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$420,000	420,000
Barclays Capital PLC Joint Repurchase Agreement(1)	245,000	245,000
BNP Paribas SA Joint Repurchase Agreement(1)	245,000	245,000
Deutsche Bank AG Joint Repurchase Agreement(1)	160,000	160,000
UBS Securities LLC Joint Repurchase Agreement(1)	490,000	490,000

Total Repurchase Agreements
(cost $1,560,000)		1,560,000

TOTAL INVESTMENTS
(cost $75,514,820)(2)	100.4%	82,338,288
Liabilities in excess of other assets	(0.4)	(334,783)

NET ASSETS	100.0%	$82,003,505

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ETF  - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical - Biomedical/Gene	$4,379,168	$—	$—	$4,379,168
Medical - Drugs	5,892,085	—	—	5,892,085
Other Industries*	66,922,807	—	—	66,922,807
Exchange-Traded Funds	3,584,228	—	—	3,584,228
Repurchase Agreements	—	1,560,000	—	1,560,000

Total	$80,778,288	$1,560,000	$—	$82,338,288

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Advertising Agencies - 2.1%

Interpublic Group of Cos., Inc.	599,120	$10,292,882

Aerospace/Defense-Equipment - 0.8%

B/E Aerospace, Inc.†	55,000	4,060,100

Applications Software - 2.5%

Check Point Software Technologies, Ltd.†	107,350	6,071,716
Microsoft Corp.	181,175	6,034,939

		12,106,655

Auto/Truck Parts & Equipment-Original - 0.3%

Titan International, Inc.	108,300	1,585,512

Banks-Super Regional - 3.3%

PNC Financial Services Group, Inc.	160,200	11,606,490
Wells Fargo & Co.	114,000	4,710,480

		16,316,970

Beverages-Non-alcoholic - 0.6%

Monster Beverage Corp.†	54,685	2,857,291

Brewery - 1.7%

Anheuser-Busch InBev NV ADR	82,810	8,214,752

Building-Heavy Construction - 1.1%

Chicago Bridge & Iron Co. NV	80,260	5,439,220

Building-Residential/Commercial - 1.2%

D.R. Horton, Inc.	310,100	6,025,243

Casino Hotels - 0.6%

Las Vegas Sands Corp.	44,400	2,949,048

Coffee - 1.0%

Green Mountain Coffee Roasters, Inc.†	62,600	4,715,658

Commercial Services-Finance - 0.9%

Global Payments, Inc.	63,400	3,238,472
Heartland Payment Systems, Inc.	24,700	981,084

		4,219,556

Computer Services - 1.8%

Cognizant Technology Solutions Corp., Class A†	38,300	3,145,196
iGATE Corp.†	210,350	5,839,316

		8,984,512

Computers - 2.8%

Apple, Inc.	21,350	10,178,612
Hewlett-Packard Co.	172,000	3,608,560

		13,787,172

Computers-Memory Devices - 2.0%

EMC Corp.	387,900	9,914,724

Cosmetics & Toiletries - 1.4%

Procter & Gamble Co.	90,540	6,843,919

Distribution/Wholesale - 2.1%

Fossil Group, Inc.†	20,500	2,382,920
WESCO International, Inc.†	100,780	7,712,693

		10,095,613

Diversified Banking Institutions - 5.3%

Citigroup, Inc.	278,080	13,489,661
JPMorgan Chase & Co.	237,620	12,282,578

		25,772,239

Diversified Manufacturing Operations - 0.9%

Eaton Corp. PLC	64,685	4,452,915

E-Commerce/Products - 1.3%

eBay, Inc.†	109,670	6,118,489

E-Commerce/Services - 1.0%

IAC/InterActiveCorp	89,700	4,903,899

Electric-Integrated - 0.7%

NextEra Energy, Inc.	42,570	3,412,411

Enterprise Software/Service - 1.2%

Oracle Corp.	183,940	6,101,290

Financial Guarantee Insurance - 1.1%

Assured Guaranty, Ltd.	296,383	5,557,181

Gold Mining - 0.2%

Barrick Gold Corp.	47,000	875,140

Hotel/Motels - 0.7%

Starwood Hotels & Resorts Worldwide, Inc.	48,565	3,227,144

Instruments-Controls - 0.5%

Honeywell International, Inc.	28,800	2,391,552

Insurance-Life/Health - 2.4%

Aflac, Inc.	111,131	6,889,011
Lincoln National Corp.	116,465	4,890,365

		11,779,376

Investment Management/Advisor Services - 3.8%

Ameriprise Financial, Inc.	78,870	7,183,479
BlackRock, Inc.	22,445	6,074,066
Waddell & Reed Financial, Inc., Class A	106,400	5,477,472

		18,735,017

Machinery-Farming - 1.8%

AGCO Corp.	143,015	8,640,966

Machinery-Pumps - 1.5%

Flowserve Corp.	120,803	7,536,899

Medical Instruments - 1.1%

St Jude Medical, Inc.	102,670	5,507,219

Medical Products - 1.1%

Covidien PLC	89,905	5,478,811

Medical-Biomedical/Gene - 3.5%

Amgen, Inc.	107,285	12,009,483
Gilead Sciences, Inc.†	48,300	3,035,172
Vertex Pharmaceuticals, Inc.†	29,400	2,229,108

		17,273,763

Medical-Drugs - 4.1%

Eli Lilly & Co.	47,970	2,414,330
Merck & Co., Inc.	173,380	8,254,622
Pfizer, Inc.	270,383	7,762,696
Zoetis, Inc.	59,600	1,854,752

		20,286,400

Medical-HMO - 2.8%

Cigna Corp.	149,074	11,457,828
WellPoint, Inc.	25,300	2,115,333

		13,573,161

Medical-Hospitals - 0.4%

Universal Health Services, Inc., Class B	28,300	2,122,217

Medical-Wholesale Drug Distribution - 0.5%

McKesson Corp.	20,560	2,637,848

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	47,800	3,070,672

Networking Products - 1.8%

Cisco Systems, Inc.	381,305	8,930,163

Office Furnishings-Original - 0.7%

Herman Miller, Inc.	113,500	3,311,930

Oil & Gas Drilling - 1.9%

Atwood Oceanics, Inc.†	57,158	3,145,977
Ensco PLC, Class A	118,275	6,357,281

		9,503,258

Oil Companies-Exploration & Production - 3.7%

Anadarko Petroleum Corp.	89,235	8,297,963
Continental Resources, Inc.†	32,700	3,507,402
Whiting Petroleum Corp.†	107,500	6,433,875

		18,239,240

Oil Companies-Integrated - 2.4%

BP PLC ADR	47,085	1,978,983
Chevron Corp.	82,015	9,964,822

		11,943,805

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	44,500	2,597,465

Rental Auto/Equipment - 0.6%

Hertz Global Holdings, Inc.†	140,800	3,120,128

Retail-Apparel/Shoe - 1.0%

Ascena Retail Group, Inc.†	105,000	2,092,650
PVH Corp.	22,200	2,634,918

		4,727,568

Retail-Appliances - 0.1%

Conn’s, Inc.†	12,000	600,480

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	5,665	2,394,765

Retail-Bedding - 0.5%

Bed Bath & Beyond, Inc.†	29,200	2,258,912

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	181,050	8,619,791

Retail-Discount - 2.3%

Dollar Tree, Inc.†	158,790	9,076,437
Wal-Mart Stores, Inc.	32,790	2,425,148

		11,501,585

Retail-Drug Store - 2.1%

CVS Caremark Corp.	66,510	3,774,443
Walgreen Co.	118,700	6,386,060

		10,160,503

Schools - 1.6%

American Public Education, Inc.†	75,600	2,857,680
Grand Canyon Education, Inc.†	126,200	5,083,336

		7,941,016

Semiconductor Components-Integrated Circuits - 1.1%

NXP Semiconductor NV†	101,355	3,771,419
QUALCOMM, Inc.	21,035	1,416,918

		5,188,337

Telecom Equipment-Fiber Optics - 0.3%

JDS Uniphase Corp.†	112,145	1,649,653

Telephone-Integrated - 0.7%

AT&T, Inc.	104,745	3,542,476

Television - 1.6%

CBS Corp., Class B	145,125	8,005,095

Tobacco - 1.6%

Altria Group, Inc.	222,760	7,651,806

Toys - 0.4%

Mattel, Inc.	46,255	1,936,234

Transport-Rail - 1.6%

Norfolk Southern Corp.	100,240	7,753,564

Transport-Services - 1.6%

FedEx Corp.	69,525	7,933,498

Web Hosting/Design - 0.9%

Web.com Group, Inc.†	140,400	4,540,536

Web Portals/ISP - 1.7%

Google, Inc., Class A†	9,300	8,145,963

Wire & Cable Products - 0.8%

Belden, Inc.	61,966	3,968,922

Total Long-Term Investment Securities
(cost $398,135,643)		474,030,129

REPURCHASE AGREEMENTS - 3.7%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$4,980,000	4,980,000
Barclays Capital PLC Joint Repurchase Agreement(1)	2,895,000	2,895,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,895,000	2,895,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,930,000	1,930,000
UBS Securities LLC Joint Repurchase Agreement(1)	5,615,000	5,615,000
Total Repurchase Agreements

(cost $18,315,000)		18,315,000

TOTAL INVESTMENTS
(cost $416,450,643)(2)	100.2%	492,345,129
Liabilities in excess of other assets	(0.2)	(877,270)

NET ASSETS	100.0%	$491,467,859

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$25,772,239	$—	$—	$25,772,239
Other Industries*	448,257,890	—	—	448,257,890
Repurchase Agreements	—	18,315,000	—	18,315,000

Total	$474,030,129	$18,315,000	$—	$492,345,129

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.6%
Airlines - 0.8%

Spirit Airlines, Inc.†	275,715	$9,448,753

Appliances - 1.2%

Whirlpool Corp.	100,880	14,772,867

Applications Software - 2.7%

Imperva, Inc.†	196,673	8,264,200
NetSuite, Inc.†	64,198	6,929,532
Red Hat, Inc.†	221,920	10,239,389
ServiceNow, Inc.†	156,874	8,149,604

		33,582,725

Auto/Truck Parts & Equipment-Original - 1.5%

Allison Transmission Holdings, Inc.	280,863	7,035,618
Tenneco, Inc.†	224,165	11,320,333

		18,355,951

Beverages-Non-alcoholic - 0.9%

Monster Beverage Corp.†	218,560	11,419,760

Brewery - 1.1%

Anheuser-Busch InBev NV ADR	130,518	12,947,386

Building & Construction Products-Misc. - 3.2%

Armstrong World Industries, Inc.	287,256	15,787,589
Louisiana-Pacific Corp.†	578,181	10,170,204
Owens Corning†	362,554	13,769,801

		39,727,594

Building-Residential/Commercial - 0.8%

Lennar Corp., Class A	270,102	9,561,611

Casino Hotels - 1.3%

Melco Crown Entertainment, Ltd. ADR†	487,540	15,518,398

Coffee - 1.4%

Green Mountain Coffee Roasters, Inc.†	235,488	17,739,311

Computer Aided Design - 1.7%

Autodesk, Inc.†	512,190	21,086,862

Computer Services - 2.7%

Cognizant Technology Solutions Corp., Class A†	166,087	13,639,065
FleetMatics Group PLC†	180,600	6,781,530
IHS, Inc., Class A†	115,130	13,145,543

		33,566,138

Computer Software - 1.8%

Akamai Technologies, Inc.†	423,860	21,913,562
Cornerstone OnDemand, Inc.†	10,736	552,260

		22,465,822

Computers - 2.6%

Apple, Inc.	66,348	31,631,409

Computers-Integrated Systems - 2.0%

Teradata Corp.†	439,425	24,361,722

Computers-Memory Devices - 1.2%

EMC Corp.	598,553	15,299,015

Containers-Paper/Plastic - 1.0%

Rock Tenn Co., Class A	125,521	12,711,512

Cosmetics & Toiletries - 0.9%

Coty, Inc., Class A	652,558	10,577,965

Distribution/Wholesale - 2.0%

HD Supply Holdings, Inc.†	606,300	13,320,411
WESCO International, Inc.†	152,606	11,678,937

		24,999,348

E-Commerce/Products - 2.9%

Amazon.com, Inc.†	42,720	13,355,981
eBay, Inc.†	399,589	22,293,070

		35,649,051

E-Commerce/Services - 6.3%

Angie’s List, Inc.†	566,722	12,751,245
IAC/InterActiveCorp	194,930	10,656,823
OpenTable, Inc.†	43,457	3,041,121
priceline.com, Inc.†	30,469	30,802,636
TripAdvisor, Inc.†	255,874	19,405,484

		76,657,309

Electronic Components-Semiconductors - 0.3%

Xilinx, Inc.	69,162	3,240,931

Electronic Design Automation - 1.3%

Cadence Design Systems, Inc.†	1,164,960	15,726,960

Enterprise Software/Service - 1.8%

Concur Technologies, Inc.†	136,510	15,084,355
Workday, Inc., Class A†	89,881	7,274,069

		22,358,424

Entertainment Software - 1.0%

Activision Blizzard, Inc.	713,000	11,885,710

Filtration/Separation Products - 0.5%

Polypore International, Inc.†	136,726	5,601,664

Finance-Other Services - 1.0%

IntercontinentalExchange, Inc.†	64,948	11,782,866

Food-Dairy Products - 1.0%

WhiteWave Foods Co., Class A†	624,693	12,475,119

Food-Retail - 1.2%

Whole Foods Market, Inc.	254,420	14,883,570

Heart Monitors - 0.3%

HeartWare International, Inc.†	50,800	3,719,068

Hotel/Motels - 0.9%

Wyndham Worldwide Corp.	177,190	10,803,274

Human Resources - 0.7%

Team Health Holdings, Inc.†	225,738	8,564,500

Industrial Audio & Video Products - 0.6%

Imax Corp.†	238,340	7,207,402

Insurance Brokers - 1.1%

Aon PLC	174,330	12,977,125

Insurance-Multi-line - 1.0%

XL Group PLC	405,310	12,491,654

Internet Content-Entertainment - 2.1%

Facebook, Inc., Class A†	495,776	24,907,786
Forgame Holdings, Ltd.†(1)	41,100	270,259

		25,178,045

Internet Content-Information/News - 1.6%

LinkedIn Corp., Class A†	78,954	19,427,421

Internet Incubators - 1.0%

HomeAway, Inc.†	424,463	11,884,964

Investment Management/Advisor Services - 0.9%

BlackRock, Inc.	41,170	11,141,425

Medical Instruments - 0.8%

DexCom, Inc.†	337,235	9,520,144

Medical Labs & Testing Services - 1.1%

Covance, Inc.†	160,520	13,878,559

Medical-Biomedical/Gene - 3.0%

Gilead Sciences, Inc.†	360,760	22,670,158
Regeneron Pharmaceuticals, Inc.†	45,780	14,323,189

		36,993,347

Medical-Drugs - 3.2%

AstraZeneca PLC(2)	230,410	11,974,581
Bristol-Myers Squibb Co.	416,429	19,272,334
Salix Pharmaceuticals, Ltd.†	124,140	8,302,484

		39,549,399

Medical-Generic Drugs - 1.1%

Actavis, Inc.†	93,726	13,496,544

Oil & Gas Drilling - 0.5%

Patterson-UTI Energy, Inc.	282,220	6,033,864

Oil Companies-Exploration & Production - 3.4%

Anadarko Petroleum Corp.	97,923	9,105,860
Cabot Oil & Gas Corp.	341,300	12,737,316
Cobalt International Energy, Inc.†	215,100	5,347,386
Pioneer Natural Resources Co.	75,167	14,191,529

		41,382,091

Oil-Field Services - 0.5%

Trican Well Service, Ltd.	424,600	5,775,104

Pharmacy Services - 1.3%

Catamaran Corp.†	358,360	16,466,642

Physicians Practice Management - 0.1%

Envision Healthcare Holdings, Inc.†	66,700	1,736,201

Publishing-Periodicals - 0.9%

Nielsen Holdings NV	298,100	10,865,745

Real Estate Investment Trusts - 1.1%

Host Hotels & Resorts, Inc.	781,239	13,804,493

Recreational Centers - 0.8%

Life Time Fitness, Inc.†	193,180	9,942,975

Rental Auto/Equipment - 0.9%

Hertz Global Holdings, Inc.†	519,655	11,515,555

Retail-Apparel/Shoe - 3.9%

DSW, Inc., Class A	101,997	8,702,384
Francesca’s Holdings Corp.†	255,040	4,753,945
Lululemon Athletica, Inc.†	305,088	22,298,882
PVH Corp.	98,410	11,680,283

		47,435,494

Retail-Building Products - 2.6%

Lowe’s Cos., Inc.	531,970	25,327,092
Lumber Liquidators Holdings, Inc.†	63,143	6,734,201

		32,061,293

Retail-Home Furnishings - 0.8%

Pier 1 Imports, Inc.	491,210	9,588,419

Retail-Restaurants - 2.8%

Bloomin’ Brands, Inc.†	549,420	12,971,806
Buffalo Wild Wings, Inc.†	87,518	9,733,752
Burger King Worldwide, Inc.	571,813	11,161,790

		33,867,348

Retail-Sporting Goods - 1.4%

Dick’s Sporting Goods, Inc.	328,370	17,528,391

Security Services - 1.0%

ADT Corp.	298,500	12,137,010

Semiconductor Components-Integrated Circuits - 1.4%

NXP Semiconductor NV†	464,730	17,292,603

Specified Purpose Acquisitions - 0.8%

Platform Acquisition Holdings, Ltd.†	883,800	9,421,308

Telecommunication Equipment - 0.7%

Juniper Networks, Inc.†	451,586	8,968,498

Web Portals/ISP - 3.1%

Dropbox, Inc.†(1)(3)(4)	353,044	3,847,591
Trulia, Inc.†	360,220	16,941,147
Yahoo!, Inc.†	516,710	17,134,103

		37,922,841

X-Ray Equipment - 1.1%

Hologic, Inc.†	626,818	12,943,792

Total Common Stock
(cost $950,883,846)		1,183,558,291

CONVERTIBLE PREFERRED SECURITIES - 0.6%
Electric Products-Misc. - 0.6%

Mobileye NV(1)(3)(4) (cost $6,848,148)	196,222	6,848,148

WARRANTS - 0.0%
Specified Purpose Acquisitions - 0.0%

Platform Acquisition Holdings, Ltd. Expires 07/31/2020 (strike price $11.50)†(3) (cost $8,838)	883,800	154,665

Total Long-Term Investment Securities
(cost $957,740,832)		1,190,561,104

SHORT-TERM INVESTMENTS - 0.0%
Put Options - Purchased† - 0.0%
Computer Services - 0.0%

Cognizant Technology Solutions Corp.(5) (cost $849,299)	1,660	232,400

REPURCHASE AGREEMENTS - 4.1%

Bank of America Securities LLC Joint Repurchase Agreement(6)	$13,585,000	13,585,000
Barclays Capital PLC Joint Repurchase Agreement(6)	7,900,000	7,900,000
BNP Paribas SA Joint Repurchase Agreement(6)	7,900,000	7,900,000
Deutsche Bank AG Joint Repurchase Agreement(6)	5,265,000	5,265,000
UBS Securities LLC Joint Repurchase Agreement(6)	15,290,000	15,290,000

Total Repurchase Agreements
(cost $49,940,000)		49,940,000

TOTAL INVESTMENTS
(cost $1,008,530,131)(7)	101.3%	1,240,733,504
Liabilities in excess of other assets	(1.3)	(15,972,323)

NET ASSETS	100.0%	$1,224,761,181

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $11,974,581 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(3)	Illiquid security. At September 30, 2013, the aggregate value of these securities was $10,850,404 representing 0.9% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2013, the Capital Appreciation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Dropbox, Inc.
Common Stock	05/01/2012	353,044	$3,195,650	$3,847,591	$10.90	0.3%
Mobileye NV
Convertible Preferred Security	08/13/2013	196,222	6,848,148	6,848,148	34.90	0.6

				$10,695,739		0.9%

(5)	Options Purchased

Put Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at September 30, 2013	Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp.	January 2014	$70.00	1,660	$849,299	$232,400	$(616,899)

(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$76,657,309	$—	$—	$76,657,309
Internet Content - Entertainment	24,907,786	—	270,259	25,178,045
Medical - Drugs	27,574,818	11,974,581	—	39,549,399
Web Portals/ISP	34,075,250	—	3,847,591	37,922,841
Other Industries*	1,004,250,697	—	—	1,004,250,697
Convertible Preferred Securities	—	—	6,848,148	6,848,148
Warrants	154,665	—	—	154,665
Short-Term Investment Securities:
Put Options - Purchased	232,400	—	—	232,400
Repurchase Agreements	—	49,940,000	—	49,940,000

Total	$1,167,852,925	$61,914,581	$10,965,998	$1,240,733,504

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.4%
Agricultural Chemicals - 1.0%

Mosaic Co.	50,163	$2,158,012

Building Products-Cement - 1.2%

CRH PLC (1)	108,462	2,596,621

Chemicals-Diversified - 2.0%

LyondellBasell Industries NV, Class A	61,029	4,469,154

Coal - 2.2%

CONSOL Energy, Inc.	103,788	3,492,466
Mongolian Mining Corp.†(1)	8,763,320	1,569,659

		5,062,125

Containers-Metal/Glass - 1.9%

Ball Corp.	97,626	4,381,455

Diversified Minerals - 5.2%

Anglo American PLC(1)	244,881	6,021,835
BHP Billiton PLC(1)	196,866	5,798,441

		11,820,276

Electronic Components-Semiconductors - 1.0%

First Solar, Inc.†	57,422	2,308,939

Energy-Alternate Sources - 0.0%

Pattern Energy Group, Inc.†	2,200	51,480

Engineering/R&D Services - 1.4%

KBR, Inc.	94,400	3,081,216

Gold Mining - 4.8%

Barrick Gold Corp.	178,110	3,316,489
Goldcorp, Inc.	97,490	2,536,510
Medusa Mining, Ltd.†(1)	1,408,935	2,933,227
New Gold, Inc.†	346,000	2,069,080

		10,855,306

Metal-Copper - 1.5%

First Quantum Minerals, Ltd.	176,600	3,288,372

Metal-Diversified - 5.0%

Glencore Xstrata PLC(1)	519,573	2,834,179
Rio Tinto PLC(1)	173,100	8,477,421

		11,311,600

Metal-Iron - 1.9%

Fortescue Metals Group, Ltd.(1)	973,943	4,322,089

Oil & Gas Drilling - 1.7%

Patterson-UTI Energy, Inc.	178,155	3,808,954

Oil Companies-Exploration & Production - 25.4%

Anadarko Petroleum Corp.	54,712	5,087,669
Beach Energy, Ltd.(1)	1,965,909	2,449,037
BG Group PLC(1)	645,812	12,345,563
Canadian Natural Resources, Ltd.	109,500	3,441,110
Cobalt International Energy, Inc.†	161,247	4,008,600
Encana Corp. (NYSE)	68,811	1,192,495
Encana Corp. (TSE)	86,622	1,496,890
EOG Resources, Inc.	42,248	7,151,741
MEG Energy Corp.†	110,460	3,811,221
Oil Search, Ltd.(1)	404,365	3,245,031
Ophir Energy PLC†(1)	717,449	3,878,385
Pioneer Natural Resources Co.	31,843	6,011,958
Southwestern Energy Co.†	86,997	3,164,951

		57,284,651

Oil Companies-Integrated - 24.7%

BP PLC ADR	244,417	10,272,847
Chevron Corp.	89,586	10,884,699
Exxon Mobil Corp.	58,982	5,074,811
Galp Energia SGPS SA(1)	220,562	3,675,691
Imperial Oil, Ltd.	186,691	8,206,936
Petroleo Brasileiro SA ADR	247,782	3,838,143
Phillips 66	114,680	6,630,798
Repsol SA(1)	93,826	2,333,796
Repsol SA ADR	44,220	1,092,676
Statoil ASA ADR	159,467	3,616,712

		55,627,109

Oil Field Machinery & Equipment - 2.0%

Dril-Quip, Inc.†	20,200	2,317,950
National Oilwell Varco, Inc.	27,707	2,164,194

		4,482,144

Oil Refining & Marketing - 2.3%

Marathon Petroleum Corp.	50,460	3,245,587
Reliance Industries, Ltd. GDR (LSE)(1)*	65,217	1,715,751
Reliance Industries, Ltd. GDR (OTC)*	9,137	240,212

		5,201,550

Oil-Field Services - 1.6%

Halliburton Co.	74,632	3,593,531

Petrochemicals - 2.0%

Mitsui Chemicals, Inc.(1)	1,646,000	4,531,475

Pipelines - 3.7%

Enbridge, Inc.	198,059	8,266,983

Rubber & Vinyl - 1.3%

JSR Corp(1)	150,800	2,810,161

Steel-Producers - 2.9%

Nippon Steel & Sumitomo Metal Corp (1)	1,922,970	6,555,234

Steel-Specialty - 1.7%

Allegheny Technologies, Inc.	127,871	3,902,623

Total Long-Term Investment Securities
(cost $210,241,554)		221,771,060

REPURCHASE AGREEMENTS - 2.7%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,670,000	1,670,000
Barclays Capital PLC Joint Repurchase Agreement(2)	970,000	970,000
BNP Paribas SA Joint Repurchase Agreement(2)	970,000	970,000
Deutsche Bank AG Joint Repurchase Agreement(2)	645,000	645,000
UBS Securities LLC Joint Repurchase Agreement(2)	1,895,000	1,895,000

Total Repurchase Agreements
(cost $6,150,000)		6,150,000

TOTAL INVESTMENTS
(cost $216,391,554) (3)	101.1%	227,921,060
Liabilities in excess of other assets	(1.1)	(2,471,640)

NET ASSETS	100.0%	$225,449,420

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $1,955,963 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $78,093,596 representing 34.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

NYSE - New York Stock Exchange

OTC - Over the Counter

TSE - Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Building Products - Cement	$—	$2,596,621	$—	$2,596,621
Coal	3,492,466	1,569,659	—	5,062,125
Diversified Minerals	—	11,820,276	—	11,820,276
Gold Mining	7,922,079	2,933,227	—	10,855,306
Metal - Diversified	—	11,311,600	—	11,311,600
Metal - Iron	—	4,322,089	—	4,322,089
Oil Companies - Exploration & Production	35,366,635	21,918,016	—	57,284,651
Oil Companies - Integrated	49,617,622	6,009,487	—	55,627,109
Oil Refining & Marketing	3,485,799	1,715,751	—	5,201,550
Petrochemicals	—	4,531,475	—	4,531,475
Rubber & Vinyl	—	2,810,161	—	2,810,161
Steel - Producers	—	6,555,234	—	6,555,234
Other Industries*	43,792,863	—	—	43,792,863
Repurchase Agreements	—	6,150,000	—	6,150,000

Total	$143,677,464	$84,243,596	$—	$227,921,060

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 61.5%
Advertising Agencies - 1.3%

Interpublic Group of Cos., Inc.	16,795	$288,538

Aerospace/Defense-Equipment - 0.2%

B/E Aerospace, Inc.†	655	48,352

Applications Software - 1.7%

Check Point Software Technologies, Ltd.†	1,685	95,303
Microsoft Corp.	8,380	279,138

		374,441

Banks-Super Regional - 2.2%

PNC Financial Services Group, Inc.	4,770	345,586
Wells Fargo & Co.	3,005	124,167

		469,753

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†	1,355	70,799

Brewery - 1.5%

Anheuser-Busch InBev NV ADR	3,315	328,848

Building-Heavy Construction - 0.6%

Chicago Bridge & Iron Co. NV	1,925	130,457

Building-Residential/Commercial - 0.7%

D.R. Horton, Inc.	8,210	159,520

Casino Hotels - 0.7%

Las Vegas Sands Corp.	2,435	161,733

Coffee - 0.5%

Green Mountain Coffee Roasters, Inc.†	1,560	117,515

Computer Services - 0.8%

Accenture PLC, Class A	625	46,025
Cognizant Technology Solutions Corp., Class A†	1,100	90,332
International Business Machines Corp.	240	44,443

		180,800

Computers - 1.8%

Apple, Inc.	675	321,806
Hewlett-Packard Co.	3,300	69,234

		391,040

Computers-Memory Devices - 1.3%

EMC Corp.	11,295	288,700

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	2,720	205,605

Distribution/Wholesale - 0.9%

WESCO International, Inc.†	2,465	188,647

Diversified Banking Institutions - 3.8%

Citigroup, Inc.	9,015	437,318
JPMorgan Chase & Co.	7,845	405,508

		842,826

Diversified Manufacturing Operations - 0.9%

Eaton Corp. PLC	2,745	188,966

E-Commerce/Products - 1.0%

eBay, Inc.†	3,960	220,928

E-Commerce/Services - 0.4%

IAC/InterActiveCorp	1,650	90,206

Electric-Integrated - 0.5%

NextEra Energy, Inc.	1,215	97,394

Enterprise Software/Service - 1.0%

Oracle Corp.	6,595	218,756

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	3,760	70,500

Gold Mining - 0.3%

Barrick Gold Corp.	3,860	71,873

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	1,360	90,372

Instruments-Controls - 0.3%

Honeywell International, Inc.	835	69,338

Insurance-Life/Health - 1.0%

Aflac, Inc.	3,035	188,139
Lincoln National Corp.	735	30,863

		219,002

Investment Management/Advisor Services - 2.1%

Ameriprise Financial, Inc.	1,430	130,245
BlackRock, Inc.	865	234,086
Waddell & Reed Financial, Inc., Class A	1,765	90,862

		455,193

Machinery-Farming - 1.2%

AGCO Corp.	2,595	156,790
Deere & Co.	1,195	97,261

		254,051

Machinery-Pumps - 0.4%

Flowserve Corp.	1,435	89,530

Medical Instruments - 0.7%

St Jude Medical, Inc.	2,660	142,682

Medical Products - 0.6%

Covidien PLC	2,150	131,021

Medical-Biomedical/Gene - 2.6%

Amgen, Inc.	3,460	387,312
Biogen Idec, Inc.†	360	86,674
Gilead Sciences, Inc.†	1,560	98,030

		572,016

Medical-Drugs - 3.6%

AstraZeneca PLC ADR	1,665	86,463
Eli Lilly & Co.	1,385	69,707
Johnson & Johnson	1,625	140,871
Merck & Co., Inc.	4,445	211,627
Pfizer, Inc.	7,784	223,479
Zoetis, Inc.	1,491	46,400

		778,547

Medical-HMO - 1.7%

Aetna, Inc.	1,400	89,628
Cigna Corp.	1,300	99,918
UnitedHealth Group, Inc.	2,530	181,173

		370,719

Medical-Wholesale Drug Distribution - 0.8%

McKesson Corp.	1,285	164,866

Motorcycle/Motor Scooter - 0.3%

Harley-Davidson, Inc.	950	61,028

Multimedia - 0.2%

Walt Disney Co.	800	51,592

Networking Products - 1.2%

Cisco Systems, Inc.	11,560	270,735

Oil & Gas Drilling - 1.2%

Ensco PLC, Class A	5,060	271,975

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp.	2,290	212,947
Whiting Petroleum Corp.†	2,595	155,311

		368,258

Oil Companies-Integrated - 2.1%

BP PLC ADR	1,265	53,168
Chevron Corp.	3,410	414,315

		467,483

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	950	55,452

Oil-Field Services - 0.1%

Schlumberger, Ltd.	100	8,836

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	1,100	67,958

Rental Auto/Equipment - 0.3%

Hertz Global Holdings, Inc.†	3,200	70,912

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	1,250	91,000

Retail-Auto Parts - 0.8%

AutoZone, Inc.†	400	169,092

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†	935	72,332

Retail-Building Products - 1.6%

Lowe’s Cos., Inc.	7,275	346,363

Retail-Discount - 1.4%

Dollar Tree, Inc.†	4,010	229,211
Wal-Mart Stores, Inc.	1,110	82,096

		311,307

Retail-Drug Store - 2.1%

CVS Caremark Corp.	4,280	242,890
Walgreen Co.	3,905	210,089

		452,979

Semiconductor Components-Integrated Circuits - 0.6%

NXP Semiconductor NV†	2,185	81,304
QUALCOMM, Inc.	585	39,406

		120,710

Telecom Equipment-Fiber Optics - 0.2%

JDS Uniphase Corp.†	3,095	45,528

Telephone-Integrated - 0.5%

AT&T, Inc.	3,450	116,679

Television - 0.7%

CBS Corp., Class B	2,845	156,930

Tobacco - 1.6%

Altria Group, Inc.	7,935	272,567
Philip Morris International, Inc.	900	77,931

		350,498

Toys - 0.2%

Mattel, Inc.	1,255	52,534

Transport-Rail - 1.4%

Norfolk Southern Corp.	4,030	311,721

Transport-Services - 1.1%

FedEx Corp.	2,040	232,784

Web Portals/ISP - 1.5%

Google, Inc., Class A†	385	337,225

Wire & Cable Products - 0.4%

Belden, Inc.	1,300	83,265

Total Common Stock
(cost $11,480,097)		13,488,710

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Insurance-Mutual - 0.4%

Liberty Mutual Insurance Co. Sub. Notes 7.88% due 10/15/2026*	$75,000	90,112

Insurance-Property/Casualty - 0.3%

ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/2030	50,000	70,250

Total Preferred Securities/Capital Securities
(cost $133,469)		160,362

U.S. CORPORATE BONDS & NOTES - 3.7%
Agricultural Operations - 0.2%

Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	56,136

Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	26,317	28,159
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	55,743
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	23,090	26,554

		110,456

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	35,887

Diversified Banking Institutions - 1.2%

Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	110,155
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	41,271
Morgan Stanley Notes 5.45% due 01/09/2017	100,000	110,121

		261,547

Electric-Integrated - 0.2%

Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	39,702

Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,465

		51,167

Finance-Credit Card - 0.1%

Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,362

Investment Management/Advisor Services - 0.0%

Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,459

Multimedia - 0.1%

News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	27,582

Real Estate Investment Trusts - 0.8%

Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	27,419
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,869
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	44,103
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,497
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,696
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	61,379

		178,963

Telephone-Integrated - 0.0%

BellSouth Corp. Senior Notes 6.00% due 11/15/2034	5,000	5,076

Transport-Services - 0.4%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	69,017	80,232

Total U.S. Corporate Bonds & Notes
(cost $732,613)		821,867

U.S. GOVERNMENT AGENCIES - 13.4%
Federal Home Loan Mtg. Corp. - 4.5%

4.00% due October TBA	300,000	313,547
4.50% due 02/01/2039	234,319	248,818
5.00% due 11/01/2038	146,011	157,099
5.00% due 02/01/2039	41,602	44,761
5.50% due October TBA	200,000	216,688

		980,913

Federal National Mtg. Assoc. - 5.7%

3.50% due October TBA	50,000	50,898
4.50% due October TBA	900,000	961,172
5.00% due 03/01/2019	104,894	111,631
5.00% due 04/01/2019	25,518	27,339
6.00% due 06/01/2040	80,247	87,575

		1,238,615

Government National Mtg. Assoc. - 3.0%

5.00% due 11/15/2034	62,355	68,466
5.00% due 11/15/2035	63,809	69,409
5.50% due 04/15/2034	56,073	61,437
6.00% due October TBA	200,000	220,625
6.50% due 08/15/2023	576	645
6.50% due 09/15/2023	4,031	4,518
6.50% due 10/15/2023	554	621
6.50% due 11/15/2023	43,083	48,309
6.50% due 12/15/2023	58,232	65,292
6.50% due 09/15/2028	3,934	4,412
6.50% due 11/15/2028	13,351	14,976
6.50% due 10/15/2031	1,125	1,261
6.50% due 02/15/2035	40,217	45,412
7.00% due 01/15/2033	6,548	7,776
7.00% due 05/15/2033	39,550	46,764

		659,923

Sovereign Agency - 0.2%

Financing Corp. STRIPS
Series 12 zero coupon due 12/06/2013	25,000	24,975
Series 13 zero coupon due 12/27/2013	25,000	24,966

		49,941

Total U.S. Government Agencies
(cost $2,823,954)		2,929,392

U.S. GOVERNMENT TREASURIES - 16.2%
United States Treasury Bonds - 2.8%
2.88% due 05/15/2043	310,000	263,112
3.13% due 02/15/2043	60,000	53,756
4.38% due 11/15/2039	40,000	45,288
4.63% due 02/15/2040	210,000	246,980

		609,136

United States Treasury Notes - 13.4%
0.13% due 04/30/2015	500,000	499,082
0.38% due 06/30/2015	180,000	180,302
0.38% due 08/31/2015	50,000	50,059

1.00% due 05/31/2018	500,000	493,594
1.25% due 10/31/2015	300,000	305,555
1.63% due 08/15/2022	405,000	377,283
1.63% due 11/15/2022	70,000	64,810
1.75% due 05/15/2023	475,000	440,154
3.88% due 05/15/2018	300,000	335,461
4.63% due 02/15/2017	175,000	197,162

		2,943,462

Total U.S. Government Treasuries
(cost $3,506,387)		3,552,598

Total Long-Term Investment Securities
(cost $18,676,520)		20,952,929

REPURCHASE AGREEMENTS - 12.4%

Bank of America Securities LLC Joint Repurchase Agreement(1)	740,000	740,000
Barclays Capital PLC Joint Repurchase Agreement(1)	430,000	430,000
BNP Paribas SA Joint Repurchase Agreement(1)	430,000	430,000
Deutsche Bank AG Joint Repurchase Agreement(1)	285,000	285,000
UBS Securities LLC Joint Repurchase Agreement(1)	835,000	835,000

Total Repurchase Agreements
(cost $2,720,000)		2,720,000

TOTAL INVESTMENTS
(cost $21,396,520)(2)	107.9%	23,672,929
Liabilities in excess of other assets	(7.9)	(1,725,016)

NET ASSETS	100.0%	$21,947,913

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $146,248 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

STRIPS  - Separate trading of registered interest and principal of securities

TBA  - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
4	Short	S&P 500 E-Mini Index	December 2013	$337,418	$334,860	$2,558
1	Long	U.S. Treasury 10 Year Note	December 2013	124,219	126,391	2,172

						$4,730

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$13,488,710	$—	$—	$13,488,710
Preferred Securities/Capital Securities	—	160,362	—	160,362
U.S. Corporate Bonds & Notes:
Transport - Services	—	—	80,232	80,232
Other Industries*	—	741,635	—	741,635
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	1,238,615	—	1,238,615
Other Government Agencies*	—	1,690,777	—	1,690,777
U.S. Government Treasuries:
United States Treasury Bonds	—	609,136	—	609,136
United States Treasury Notes	—	2,943,462	—	2,943,462
Repurchase Agreements	—	2,720,000	—	2,720,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	4,730	—	—	4,730

Total	$13,493,440	$10,103,987	$80,232	$23,677,659

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
COMMON STOCK - 65.9%
Advertising Services - 0.7%

Dentsu, Inc.(2)	4,100	$156,632

Aerospace/Defense - 1.7%

BAE Systems PLC(2)	23,699	174,270
Rolls-Royce Holdings PLC(2)	11,273	203,159

		377,429

Apparel Manufacturers - 0.7%

VF Corp.	750	149,288

Applications Software - 0.4%

ServiceNow, Inc.†	1,800	93,510

Audio/Video Products - 0.1%

Skyworth Digital Holdings, Ltd.(2)	52,000	24,795

Auto-Cars/Light Trucks - 1.1%

Ford Motor Co.	10,470	176,629
Peugeot SA†(2)	3,937	64,756

		241,385

Auto/Truck Parts & Equipment-Original - 2.0%

Aisin Seiki Co., Ltd.(2)	3,700	158,583
TRW Automotive Holdings Corp.†	2,120	151,177
WABCO Holdings, Inc.†	1,489	125,463

		435,223

Banks-Commercial - 1.6%

Banca Generali SpA(2)	3,495	79,114
Banco Popular Espanol SA†(2)	22,722	123,046
Bank of Yokohama, Ltd.(2)	8,000	45,809
Intesa Sanpaolo SpA(2)	51,189	105,761

		353,730

Beverages-Non-alcoholic - 0.6%

Monster Beverage Corp.†	2,300	120,175

Beverages-Wine/Spirits - 1.2%

Diageo PLC(2)	7,949	252,593
United Spirits, Ltd. GDR	943	19,078

		271,671

Brewery - 2.9%

Anheuser-Busch InBev NV(2)	4,028	400,354
Asahi Group Holdings, Ltd.(2)	8,500	223,679

		624,033

Building-Residential/Commercial - 0.4%

Daiwa House Industry Co., Ltd.(2)	5,000	93,751

Casino Hotels - 0.7%

MGM China Holdings, Ltd.(2)	47,230	158,462

Chemicals-Diversified - 0.3%

Lanxess AG(2)	1,105	71,728

Chemicals-Specialty - 0.4%

Brenntag AG(2)	460	76,608

Commercial Services-Finance - 1.0%

Mastercard, Inc., Class A	335	225,381

Computer Services - 2.0%

Accenture PLC, Class A	2,600	191,464
Cap Gemini SA(2)	2,816	167,601
Nomura Research Institute, Ltd.(2)	2,300	80,118

		439,183

Computers - 0.6%

Lenovo Group, Ltd.(2)	120,000	125,250

Computers-Memory Devices - 1.4%

EMC Corp.	7,250	185,310
NetApp, Inc.	2,800	119,336

		304,646

Containers-Metal/Glass - 0.5%

Rexam PLC(2)	13,968	108,869

Cosmetics & Toiletries - 1.0%

Estee Lauder Cos., Inc., Class A	3,002	209,840

Distribution/Wholesale - 0.3%

LKQ Corp.†	2,160	68,818

Diversified Banking Institutions - 3.4%

BNP Paribas SA(2)	2,255	152,631
Citigroup, Inc.	5,070	245,946
Lloyds Banking Group PLC†(2)	44,882	53,547
Mitsubishi UFJ Financial Group, Inc.(2)	34,380	220,543
UniCredit SpA(2)	9,386	60,063

		732,730

Diversified Financial Services - 1.0%

Julius Baer Group, Ltd.(2)	4,524	211,185

Diversified Manufacturing Operations - 0.6%

Parker Hannifin Corp.	1,160	126,115

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	500	156,320
Rakuten, Inc.(2)	11,700	177,787

		334,107

Electric Products-Misc. - 0.4%

AMETEK, Inc.	1,980	91,120

Electronic Components-Misc. - 0.3%

Omron Corp.(2)	1,500	54,285

Electronic Parts Distribution - 0.9%

Rexel SA(2)	7,337	186,800

Engines-Internal Combustion - 0.9%

Cummins, Inc.	1,500	199,305

Finance-Investment Banker/Broker - 0.7%

Nomura Holdings, Inc. (2)	18,300	142,899

Finance-Leasing Companies - 0.4%

ORIX Corp.(2)	5,800	94,927

Finance-Other Services - 0.5%

IntercontinentalExchange, Inc.†	600	108,852

Industrial Gases - 1.3%

Air Liquide SA(2)	2,039	284,063

Insurance-Life/Health - 0.5%

T&D Holdings, Inc.(2)	8,960	111,320

Insurance-Multi-line - 2.8%

Assicurazioni Generali SpA(2)	14,271	285,076
AXA SA(2)	11,350	263,402
Direct Line Insurance Group PLC(2)	20,252	69,901

		618,379

Insurance-Property/Casualty - 0.9%

Tokio Marine Holdings, Inc.(2)	5,900	193,551

Investment Management/Advisor Services - 2.6%

Ameriprise Financial, Inc.	1,990	181,249
BlackRock, Inc.	790	213,790
Invesco, Ltd.	2,300	73,370
Virtus Investment Partners, Inc.†	290	47,166
WisdomTree Investments, Inc.†	5,000	58,050

		573,625

Machine Tools & Related Products - 0.1%

THK Co., Ltd.(2)		1,300	28,941

Machinery-Electrical - 0.5%

Mitsubishi Electric Corp.(2)		10,900	115,056

Machinery-General Industrial - 0.9%

Kone Oyj, Class B(2)		674	60,222
Wabtec Corp.		2,020	126,998

			187,220

Medical Instruments - 0.4%

Olympus Corp.†(2)		2,700	82,181

Medical-Biomedical/Gene - 3.6%

Amgen, Inc.		1,020	114,179
Arena Pharmaceuticals, Inc.†		6,640	34,993
Celgene Corp.†		1,350	207,805
Foundation Medicine, Inc.†		100	3,964
Gilead Sciences, Inc.†		2,980	187,263
Regeneron Pharmaceuticals, Inc.†		760	237,781

			785,985

Medical-Drugs - 4.9%

Alkermes PLC†		8,381	281,769
Bristol-Myers Squibb Co.		4,528	209,556
Eli Lilly & Co.		4,100	206,353
Merck & Co., Inc.		4,571	217,625
Zoetis, Inc.		5,100	158,712

			1,074,015

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.		1,580	202,714

Metal Processors & Fabrication - 0.8%

Assa Abloy AB, Class B(2)		3,758	172,546

Multimedia - 0.6%

Time Warner, Inc.		1,971	129,712

Networking Products - 0.7%

Cisco Systems, Inc.		6,110	143,096

Office Automation & Equipment - 0.6%

Xerox Corp.		12,900	132,741

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.		2,190	203,648
Pioneer Natural Resources Co.		1,150	217,120

			420,768

Oil Companies-Integrated - 0.5%

Phillips 66		1,700	98,294

Oil-Field Services - 1.0%

Halliburton Co.		4,500	216,675

Paper & Related Products - 0.5%

International Paper Co.		2,334	104,563

Power Converter/Supply Equipment - 1.2%

Schneider Electric SA(2)		3,182	269,238

Publishing-Periodicals - 0.7%

Nielsen Holdings NV		3,880	141,426

Real Estate Investment Trusts - 0.2%

Fibra Uno Administracion SA de CV		17,800	49,350

Real Estate Management/Services - 0.2%

Aeon Mall Co., Ltd.(2)		1,190	35,382

Real Estate Operations & Development - 0.2%

Mitsui Fudosan Co., Ltd.(2)		1,000	33,799

Rental Auto/Equipment - 0.1%

Hertz Global Holdings, Inc.†		950	21,052

Retail-Apparel/Shoe - 0.5%

Gap, Inc.		2,967	119,511

Retail-Discount - 0.5%

Aeon Co., Ltd.(2)		8,200	113,254

Retail-Restaurants - 1.7%

Tim Hortons, Inc.		3,040	176,311
Yum! Brands, Inc.		2,850	203,462

			379,773

Semiconductor Components-Integrated Circuits - 1.2%

Maxim Integrated Products, Inc.		4,900	146,020
NXP Semiconductor NV†		3,100	115,351

			261,371

Television - 0.8%

Mediaset SpA†(2)		8,156	33,145
ProSiebenSat.1 Media AG(2)		3,167	134,439

			167,584

Web Portals/ISP - 0.4%

Yahoo!, Inc.†		2,400	79,584

Total Common Stock
(cost $12,313,256)			14,359,501

FOREIGN GOVERNMENT AGENCIES - 25.3%
Sovereign - 25.3%

Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	6,619
Government of Australia Senior Notes 3.25% due 04/21/2029	AUD	15,000	12,304
Government of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	24,717
Government of Australia Senior Notes 5.50% due 01/21/2018	AUD	90,000	92,201
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	180,828
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	184,835
Government of Canada Bonds 1.25% due 03/01/2018	CAD	75,000	71,147
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	48,833

Government of Canada Bonds 1.50% due 03/01/2017	CAD	65,000	63,080
Government of Canada Bonds 1.50% due 06/01/2023	CAD	15,000	13,262
Government of Canada Bonds 2.25% due 08/01/2014	CAD	120,000	117,665
Government of Canada Bonds 2.75% due 06/01/2022	CAD	60,000	59,607
Government of Canada Bonds 4.00% due 06/01/2041	CAD	10,000	11,364
Government of Canada Bonds 4.25% due 06/01/2018	CAD	20,000	21,523
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	115,710
Government of Finland Bonds 2.75% due 07/04/2028*	EUR	5,000	6,934
Government of France Bonds 4.50% due 04/25/2041	EUR	10,000	16,217
Government of Japan Senior Notes 0.20% due 12/20/2017	JPY	2,500,000	25,439
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	11,050,000	113,738
Government of Japan Senior Notes 0.70% due 12/20/2013	JPY	7,300,000	74,370
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	900,000	9,220
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	850,000	8,868
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	950,000	9,857
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	400,000	4,342
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	82,636
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	3,100,000	36,091
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	30,283
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	155,000	31,124

Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	111,081
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	114,446
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	475,000	130,146
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	10,000	16,396
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	105,000	16,258
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	85,930
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	600,000	107,722
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	147,835
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	143,564
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	14,423
Kingdom of Spain Senior Notes 4.90% due 07/30/2040	EUR	10,000	13,198
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	10,000	15,174
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	610,000	87,029
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	24,384
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	295,000	50,144
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	110,000	18,346
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	710,000	119,529
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,150,000	212,902

Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	525,000	84,475
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	23,025
Republic of France Bonds 1.75% due 05/25/2023	EUR	25,000	32,137
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	48,723
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	30,677
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	5,000	7,281
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	41,384
Republic of Italy Bonds 3.50% due 06/01/2014	EUR	20,000	27,499
Republic of Italy Bonds 4.50% due 03/01/2019	EUR	20,000	28,353
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	6,374
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	20,000	26,785
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	83,103
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	200,000	68,770
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	450,000	157,688
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	164,617
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	22,423
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	330,000	282,937
Republic of Singapore Senior Notes 3.63% due 07/01/2014	SGD	345,000	281,805
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	990,000	74,214
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	540,000	51,800

Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	775,000	77,645
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	1,745,000	182,369
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,000,000	119,836
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	720,000	81,343
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*		100,000	101,810
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	223,059
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	253,255
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	13,865
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	11,220

Total Foreign Government Agencies
(cost $5,540,431)			5,509,793

FOREIGN GOVERNMENT TREASURIES - 2.2%
Sovereign - 2.2%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	40,000	63,904
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	40,000	60,648
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	60,000	100,158

United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	25,000	38,797
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	5,000	8,508
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	36,000	68,213
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	3,000	5,689
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	35,000	68,027
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	69,474

Total Foreign Government Treasuries
(cost $446,389)			483,418

U.S. GOVERNMENT TREASURIES - 1.2%
United States Treasury Bonds - 0.2%
2.88% due 05/15/2043		20,000	16,975
4.25% due 05/15/2039		25,000	27,765

			44,740

United States Treasury Notes - 1.0%
0.88% due 12/31/2016		25,000	25,086
2.50% due 03/31/2015		200,000	206,797

			231,883

Total U.S. Government Treasuries
(cost $277,334)			276,623

Total Long-Term Investment Securities
(cost $18,577,410)			20,629,335

REPURCHASE AGREEMENTS - 5.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)		300,000	300,000
Barclays Capital PLC Joint Repurchase Agreement(3)		170,000	170,000
BNP Paribas SA Joint Repurchase Agreement(3)		170,000	170,000
Deutsche Bank AG Joint Repurchase Agreement(3)		115,000	115,000
UBS Securities LLC Joint Repurchase Agreement(3)		350,000	350,000

Total Repurchase Agreements
(cost $1,105,000)			1,105,000

TOTAL INVESTMENTS
(cost $19,682,410)(4)		99.7%	21,734,335
Other assets less liabilities		0.3	58,994

NET ASSETS		100.0%	$21,793,329

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2013, the aggregate value of these securities was $184,822 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Security was valued using fair value procedures at September 30, 2013. The aggregate value of these securities was $6,535,121 representing 30.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

GDR - Global Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2013	Unrealized Appreciation (Depreciation)
1	Long	Euro Bund	December 2013	$136,712	$140,500	$3,788
1	Short	E-Mini MSCI EAFE Index	December 2013	90,765	90,760	5
1	Short	S&P 500 E-Mini Index	December 2013	83,797	83,715	82
1	Long	U.S. Treasury 5 Year Note	December 2013	119,633	121,047	1,414
1	Long	U.S. Treasury 10 Year Note	December 2013	124,211	126,390	2,179

						$7,468

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	USD	32,401	ILS	115,000	10/31/2013	$216	$—
	USD	46,443	RUB	1,486,000	10/31/2013	—	(804)

						216	(804)

Barclays Bank PLC	AUD	4,000	USD	3,760	10/31/2013	35	—
	BRL	159,000	USD	71,141	10/02/2013	—	(600)
	USD	71,300	BRL	159,000	10/02/2013	441	—
	USD	186,563	BRL	419,000	11/04/2013	1,018	—

						1,494	(600)

BNP Paribas SA	CAD	542,000	USD	526,326	10/31/2013	523	—
	DKK	2,221,000	USD	402,873	10/31/2013	—	(96)
	NOK	3,042,000	USD	512,786	10/31/2013	7,446	—
	USD	350,560	CAD	361,000	10/31/2013	—	(349)
	USD	9,438	EUR	7,000	10/31/2013	33	—
	USD	115,301	NOK	684,000	10/31/2013	—	(1,674)
	ZAR	613,000	USD	60,691	10/31/2013	—	(111)

						8,002	(2,230)

Citibank N.A.	JPY	600,000	USD	6,043	10/31/2013	—	(62)
	USD	4,716	AUD	5,000	10/31/2013	—	(61)

						—	(123)

Credit Suisse International	CHF	8,000	USD	8,783	10/31/2013	—	(65)
	SEK	4,398,000	USD	690,909	10/31/2013	7,039	—
	USD	321,685	CHF	293,000	10/31/2013	2,380	—

						9,419	(65)

Deutsche Bank AG London	AUD	3,000	USD	2,820	10/31/2013	26	—
	EUR	5,000	USD	6,766	10/31/2013	2	—
	USD	22,654	GBP	14,000	10/31/2013	5	—

						33	—

HSBC Bank USA N.A.	SGD	15,000	USD	11,955	10/31/2013	—	(2)

	AUD	15,000	USD	14,110	10/31/2013	143	—
JPMorgan Chase Bank	CNY	623,000	USD	100,464	10/15/2013	—	(1,212)
	CNY	625,000	USD	101,604	04/23/2014	310	—
	GBP	5,000	USD	8,015	10/31/2013	—	(77)
	HKD	133,000	USD	17,154	10/31/2013	5	—
	JPY	26,570,000	USD	268,547	10/31/2013	—	(1,806)
	PLN	1,551,000	USD	495,061	10/31/2013	—	(743)
	SEK	60,000	USD	9,390	10/31/2013	61	—
	SGD	741,000	USD	593,236	10/31/2013	2,561	—
	USD	9,423	AUD	10,000	10/31/2013	—	(112)
	USD	14,577	CAD	15,000	10/31/2013	—	(25)
	USD	98,889	CNY	623,000	10/15/2013	2,787	—
	USD	130,862	CNY	805,000	10/31/2013	215	—
	USD	6,750	EUR	5,000	10/31/2013	15	—
	USD	41,746	INR	2,640,000	10/31/2013	5	—
	USD	63,002	MYR	200,000	10/31/2013	—	(1,742)
	USD	160,134	SGD	200,000	10/31/2013	—	(707)
	USD	192,378	TWD	5,679,000	10/31/2013	—	(152)
	USD	103,220	CNY	625,000	04/23/2014	—	(1,926)

						6,102	(8,502)

National Australia Bank, Ltd.	JPY	62,113,000	USD	627,431	10/31/2013	—	(4,575)

Royal Bank of Canada	MXN	6,609,000	USD	512,258	10/31/2013	8,577	—
	USD	9,697	CAD	10,000	10/31/2013	4	—
	USD	3,875	MXN	50,000	10/31/2013	—	(65)

						8,581	(65)

Royal Bank of Scotland PLC	USD	105,121	ZAR	1,035,000	10/31/2013	—	(2,462)
	ZAR	5,276,000	USD	535,863	10/31/2013	12,552	—

						12,552	(2,462)

State Street Bank and Trust Company	EUR	1,454,000	USD	1,964,107	10/31/2013	—	(3,078)
	GBP	313,000	USD	501,871	10/31/2013	—	(4,730)
	USD	349,546	GBP	218,000	10/31/2013	3,294	—

						3,294	(7,808)

UBS AG	AUD	8,000	USD	7,530	10/31/2013	81	—
	BRL	159,000	USD	71,300	10/02/2013	—	(441)
	JPY	1,800,000	USD	18,235	10/31/2013	—	(80)
	KRW	5,976,000	USD	5,522	10/31/2013	—	(24)
	USD	66,472	BRL	159,000	10/02/2013	5,270	—
	USD	8,090	EUR	6,000	10/31/2013	27	—
	USD	270,668	KRW	292,930,000	10/31/2013	1,180	—

						6,558	(545)

Westpac Banking Corp.	AUD	540,000	USD	507,426	10/31/2013	4,618	—
	JPY	49,346,000	USD	498,530	10/31/2013	—	(3,570)
	USD	424,734	AUD	452,000	10/31/2013	—	(3,866)

						4,618	(7,436)

Net Unrealized Appreciation/(Depreciation)						$60,869	$(35,217)

AUD - Australian Dollar	HKD - Hong Kong Dollar	PLN - Polish Zloty
BRL - Brazilian Real	ILS - Israeli Shekel	RUB - Russian Ruble
CAD - Canadian Dollar	INR - Indian Rupee	SEK - Swedish Krona
CHF - Swiss Franc	JPY - Japanese Yen	SGD - Singapore Dollar
CNY - Yuan(Chinese) Renminbi	KRW - South Korean Won	TWD - Taiwan Dollar
DKK - Danish Krone	MXN - Mexican Peso	USD - United States Dollar
EUR - Euro	MYR - Malaysian Ringgit	ZAR - South African Rand
GBP - British Pound Sterling	NOK - Norwegian Krone

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Advertising Services	$—	$156,632	$—	$156,632
Aerospace/Defense	—	377,429	—	377,429
Audio/Video Products	—	24,795	—	24,795
Auto - Cars/Light Trucks	176,629	64,756	—	241,385
Auto/Truck Parts & Equipment - Original	276,640	158,583	—	435,223
Banks - Commercial	—	353,730	—	353,730
Beverages - Wine/Spirits	—	271,671	—	271,671
Brewery	—	624,033	—	624,033
Building - Residential/Commercial	—	93,751	—	93,751
Casino Hotels	—	158,462	—	158,462
Chemicals - Diversified	—	71,728	—	71,728
Chemicals - Specialty	—	76,608	—	76,608
Computer Services	191,464	247,719	—	439,183
Computers	—	125,250	—	125,250
Containers - Metal/Glass	—	108,869	—	108,869
Diversified Banking Institutions	245,946	486,784	—	732,730
Diversified Financial Services	—	211,185	—	211,185
E-Commerce/Products	156,320	177,787	—	334,107
Electronic Components - Misc.	—	54,285	—	54,285
Electronic Parts Distribution	—	186,800	—	186,800
Finance - Investment Banker/Broker	—	142,899	—	142,899
Finance - Leasing Companies	—	94,927	—	94,927
Industrial Gases	—	284,063	—	284,063
Insurance - Life/Health	—	111,320	—	111,320
Insurance - Multi-line	—	618,379	—	618,379
Insurance - Property/Casualty	—	193,551	—	193,551
Machine Tools & Related Products	—	28,941	—	28,941
Machinery - Electrical	—	115,056	—	115,056
Machinery - General Industrial	126,998	60,222	—	187,220
Medical Instruments	—	82,181	—	82,181
Metal Processors & Fabrication	—	172,546	—	172,546
Power Converter/Supply Equipment	—	269,238	—	269,238
Real Estate Management/Services	—	35,382	—	35,382
Real Estate Operations & Development	—	33,799	—	33,799
Retail - Discount	—	113,254	—	113,254
Television	—	167,584	—	167,584
Other Industries*	6,631,305	—	—	6,631,305
Foreign Government Agencies:
Sovereign	—	5,509,793	—	5,509,793
Foreign Government Treasuries	—	483,418	—	483,418
U.S. Government Treasuries	—	276,623	—	276,623
Repurchase Agreements	—	1,105,000	—	1,105,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	7,468	—	—	7,468
Open Forward Foreign Currency Contracts - Appreciation	—	60,869	—	60,869

Total	$7,812,770	$13,989,902	$—	$21,802,672

Liabilities:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	$—	$35,217	$—	$35,217

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2013 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of September 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security.

This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.15%	$44,025,000
Growth and Income	0.33	420,000
Growth	3.86	4,980,000
Capital Appreciation	10.54	13,585,000
Natural Resources	1.30	1,670,000
Multi-Asset	0.57	740,000
Strategic Multi-Asset	0.23	300,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,920,000, a repurchase price of $128,920,143, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.00%	09/30/2020	$131,890,000	$131,731,732

As of September 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.16%	$25,600,000
Growth and Income	0.33	245,000
Growth	3.86	2,895,000
Capital Appreciation	10.54	7,900,000
Natural Resources	1.29	970,000
Multi-Asset	0.57	430,000
Strategic Multi-Asset	0.23	170,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated September 30, 2013, bearing interest at a rate of 0.06% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,125, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	05/31/2017	$77,176,000	$76,445,915

As of September 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.16%	$25,600,000
Growth and Income	0.33	245,000
Growth	3.86	2,895,000
Capital Appreciation	10.54	7,900,000
Natural Resources	1.29	970,000
Multi-Asset	0.57	430,000
Strategic Multi-Asset	0.23	170,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2013, bearing interest at a rate of 0.05% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,104, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.00%	05/15/2014	$75,836,500	$76,555,430

As of September 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.17%	$17,065,000
Growth and Income	0.32	160,000
Growth	3.86	1,930,000
Capital Appreciation	10.54	5,265,000
Natural Resources	1.29	645,000
Multi-Asset	0.57	285,000
Strategic Multi-Asset	0.23	115,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $49,945,000, a repurchase price of $49,945,056, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.13%	05/15/2015	$47,321,000	$51,025,288

As of September 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	34.09%	$49,505,000
Growth and Income	0.34	490,000
Growth	3.87	5,615,000
Capital Appreciation	10.53	15,290,000
Natural Resources	1.31	1,895,000
Multi-Asset	0.58	835,000
Strategic Multi-Asset	0.24	350,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated September 30, 2013, bearing interest at a rate of 0.04% per annum, with a principal amount of $145,205,000, a repurchase price of $145,205,161, and a maturity date of October 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	10/31/2017	$100,000,000	$98,908,000
U.S. Treasury Notes	1.75	01/31/2014	49,020,200	49,444,225

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended September 30, 2013, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of September 30, 2013, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended September 30, 2013, the Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of September 30, 2013, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “variation margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended September 30, 2013, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of September 30, 2013, the Capital Appreciation Portfolio had open purchased options contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ending September 30, 2013, none of the Portfolios had transactions in options written.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables present the value of derivatives held as of September 30, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of September 30, 2013, please refer to the Portfolio of Investments.

	Capital Appreciation
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts Put options purchased at value(2)	$232,400	$—

(1)	The Fund’s derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for purchased options contracts was $125,122.

	Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts Futures contracts (variation margin)(2)(4)	$1,373	$—
Interest rate contracts Futures contracts (variation margin)(3)(4)	47	—

	$1,420	$—

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $239,947.
(3)	The average value outstanding for interest rate futures contracts was $431,282.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,730 as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts Futures contracts (variation margin)(2)(5)	$87	$—
Interest rate contracts Futures contracts (variation margin)(3)(5)	186	—
Foreign exchange contracts(4)	60,869	35,217

	$61,142	$35,217

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $206,385.
(3)	The average value outstanding for interest rate futures contracts was $359,319.
(4)	The average notional amount outstanding for forward foreign currency contracts was $13,382,740.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $7,468 as reported in the Portfolio of Investments.

Note 4. Federal Income Taxes

As of September 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$33,359,237	$(4,881,358)	$28,477,879	$1,319,958,109
Asset Allocation	36,479,551	(3,129,936)	33,349,615	194,581,012
Growth and Income	7,542,228	(1,078,984)	6,463,244	75,875,044
Growth	70,214,391	(2,059,823)	68,154,568	424,190,561
Capital Appreciation	243,249,454	(13,040,158)	230,209,296	1,010,524,208
Natural Resources	21,241,314	(13,685,244)	7,556,070	220,364,990
Multi-Asset	2,151,113	(137,351)	2,013,762	21,659,167
Strategic Multi-Asset	2,264,816	(358,010)	1,906,806	19,827,529

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 26, 2013

BY:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	November 26, 2013